UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22652

First Trust Variable Insurance Trust
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 55.9%
	Aerospace & Defense – 2.7%
46,602	BWX Technologies, Inc.	$2,914,489
15,581	General Dynamics Corp.	3,189,742
39,821	HEICO Corp.	3,687,823
43,751	Hexcel Corp.	2,933,505
13,397	Huntington Ingalls Industries, Inc.	3,430,704
9,437	Northrop Grumman Corp.	2,995,021
15,034	Raytheon Co.	3,106,926
		22,258,210
	Air Freight & Logistics – 1.1%
34,716	CH Robinson Worldwide, Inc.	3,399,391
39,728	Expeditors International of Washington, Inc.	2,921,200
12,792	FedEx Corp.	3,080,185
		9,400,776
	Airlines – 0.8%
58,625	Delta Air Lines, Inc.	3,390,284
57,081	Southwest Airlines Co.	3,564,708
		6,954,992
	Auto Components – 0.6%
126,160	Gentex Corp.	2,707,393
15,630	Lear Corp.	2,266,350
		4,973,743
	Banks – 3.2%
34,818	Bank of Hawaii Corp.	2,747,488
48,299	Banner Corp.	3,002,749
97,394	CenterState Bank Corp.	2,731,902
44,881	Commerce Bancshares, Inc.	2,963,044
53,832	Enterprise Financial Services Corp.	2,855,788
68,823	First Interstate BancSystem, Inc., Class A	3,083,270
62,592	First Merchants Corp.	2,816,014
33,673	South State Corp.	2,761,186
58,062	US Bancorp	3,066,254
		26,027,695
	Beverages – 0.7%
13,268	Constellation Brands, Inc., Class A	2,860,846
26,677	PepsiCo, Inc.	2,982,489
		5,843,335
	Building Products – 1.5%
87,344	AAON, Inc.	3,301,603
37,545	Allegion PLC	3,400,451
49,098	AO Smith Corp.	2,620,360
54,093	Fortune Brands Home & Security, Inc.	2,832,309
		12,154,723
	Capital Markets – 2.5%
5,819	BlackRock, Inc.	2,742,669
17,717	CME Group, Inc.	3,015,611
14,662	FactSet Research Systems, Inc.	3,280,036
39,487	Intercontinental Exchange, Inc.	2,957,181
22,646	Morningstar, Inc.	2,851,131
31,822	Nasdaq, Inc.	2,730,328
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
25,017	T Rowe Price Group, Inc.	$2,731,356
		20,308,312
	Chemicals – 2.2%
18,648	Air Products & Chemicals, Inc.	3,115,149
29,593	Balchem Corp.	3,317,079
26,147	Celanese Corp.	2,980,758
29,053	Eastman Chemical Co.	2,780,953
26,441	LyondellBasell Industries N.V., Class A	2,710,467
7,182	NewMarket Corp.	2,912,373
		17,816,779
	Commercial Services & Supplies – 1.5%
15,693	Cintas Corp.	3,104,232
55,236	Rollins, Inc.	3,352,273
49,646	Tetra Tech, Inc.	3,390,822
16,418	UniFirst Corp.	2,850,986
		12,698,313
	Communications Equipment – 0.3%
35,900	InterDigital, Inc.	2,872,000
	Containers & Packaging – 0.4%
108,247	Silgan Holdings, Inc.	3,009,267
	Diversified Consumer Services – 0.4%
81,148	Service Corp. International	3,586,742
	Electric Utilities – 0.7%
17,388	NextEra Energy, Inc.	2,914,229
82,485	OGE Energy Corp.	2,995,855
		5,910,084
	Electrical Equipment – 1.2%
40,248	AMETEK, Inc.	3,184,422
38,856	Eaton Corp PLC	3,369,981
17,472	Rockwell Automation, Inc.	3,276,349
		9,830,752
	Electronic Equipment, Instruments & Components – 0.7%
33,325	Amphenol Corp., Class A	3,133,216
32,247	TE Connectivity, Ltd.	2,835,479
		5,968,695
	Entertainment – 0.4%
27,709	Walt Disney (The) Co.	3,240,290
	Equity Real Estate Investment Trusts – 0.7%
22,601	PS Business Parks, Inc.	2,872,361
12,802	Public Storage	2,581,267
		5,453,628
	Food & Staples Retailing – 0.4%
48,394	Walgreens Boots Alliance, Inc.	3,527,923
	Food Products – 2.5%
78,048	Hormel Foods Corp.	3,075,091
26,235	Ingredion, Inc.	2,753,626
19,049	J&J Snack Foods Corp.	2,874,304
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
27,018	JM Smucker (The) Co.	$2,772,317
20,982	Lancaster Colony Corp.	3,130,724
70,834	Mondelez International, Inc., Class A	3,043,029
27,620	Sanderson Farms, Inc.	2,855,079
		20,504,170
	Gas Utilities – 0.8%
32,219	Atmos Energy Corp.	3,025,686
38,856	ONE Gas, Inc.	3,197,072
		6,222,758
	Health Care Equipment & Supplies – 0.4%
4,841	Atrion Corp.	3,363,527
	Health Care Providers & Services – 0.4%
11,840	UnitedHealth Group, Inc.	3,149,914
	Hotels, Restaurants & Leisure – 1.8%
52,745	Cheesecake Factory (The), Inc.	2,823,967
18,590	Cracker Barrel Old Country Store, Inc.	2,735,147
64,972	International Speedway Corp., Class A	2,845,774
59,452	Starbucks Corp.	3,379,252
10,594	Vail Resorts, Inc.	2,907,205
		14,691,345
	Household Durables – 0.4%
70,834	DR Horton, Inc.	2,987,778
	Household Products – 1.2%
54,630	Church & Dwight Co., Inc.	3,243,383
37,203	Procter & Gamble (The) Co.	3,096,406
19,860	WD-40 Co.	3,417,906
		9,757,695
	Industrial Conglomerates – 1.2%
14,762	3M Co.	3,110,501
26,815	Carlisle Cos., Inc.	3,266,067
10,527	Roper Technologies, Inc.	3,118,203
		9,494,771
	Insurance – 7.6%
67,505	Aflac, Inc.	3,177,460
31,822	Allstate (The) Corp.	3,140,831
27,057	American Financial Group, Inc.	3,002,515
24,283	American National Insurance Co.	3,139,549
28,061	Assurant, Inc.	3,029,185
104,734	Brown & Brown, Inc.	3,096,984
22,868	Chubb, Ltd.	3,056,080
43,438	Cincinnati Financial Corp.	3,336,473
12,601	Everest Re Group, Ltd.	2,878,951
77,197	Fidelity National Financial, Inc.	3,037,702
56,155	First American Financial Corp.	2,897,036
65,118	Horace Mann Educators Corp.	2,923,798
35,430	Marsh & McLennan Cos., Inc.	2,930,770
54,849	Principal Financial Group, Inc.	3,213,603
49,098	Progressive (The) Corp.	3,487,922
31,061	Prudential Financial, Inc.	3,147,101
21,759	Reinsurance Group of America, Inc.	3,145,481
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
35,678	Torchmark Corp.	$3,092,926
23,741	Travelers (The) Cos., Inc.	3,079,445
40,108	WR Berkley Corp.	3,205,832
		62,019,644
	IT Services – 2.8%
17,752	Accenture PLC, Class A	3,021,390
21,650	Automatic Data Processing, Inc.	3,261,789
25,229	Broadridge Financial Solutions, Inc.	3,328,967
22,277	Jack Henry & Associates, Inc.	3,566,102
14,778	MasterCard, Inc., Class A	3,289,731
42,489	Paychex, Inc.	3,129,315
21,928	Visa, Inc., Class A	3,291,173
		22,888,467
	Machinery – 3.1%
21,838	Cummins, Inc.	3,189,877
64,225	Graco, Inc.	2,976,186
21,280	IDEX Corp.	3,206,045
20,963	Illinois Tool Works, Inc.	2,958,298
32,365	Ingersoll-Rand PLC	3,310,939
18,071	Snap-on, Inc.	3,317,836
21,868	Stanley Black & Decker, Inc.	3,202,350
48,200	Toro (The) Co.	2,890,554
		25,052,085
	Media – 0.7%
88,517	Comcast Corp., Class A	3,134,387
123,900	Interpublic Group of (The) Cos., Inc.	2,833,593
		5,967,980
	Metals & Mining – 0.3%
33,175	Reliance Steel & Aluminum Co.	2,829,496
	Mortgage Real Estate Investment Trusts – 1.0%
282,239	Annaly Capital Management, Inc.	2,887,305
383,145	MFA Financial, Inc.	2,816,116
183,810	Two Harbors Investment Corp.	2,744,283
		8,447,704
	Multiline Retail – 0.4%
69,515	Big Lots, Inc.	2,905,032
	Oil, Gas & Consumable Fuels – 1.1%
35,105	Exxon Mobil Corp.	2,984,627
25,858	Phillips 66	2,914,714
26,200	Valero Energy Corp.	2,980,250
		8,879,591
	Paper & Forest Products – 0.4%
34,227	Neenah, Inc.	2,953,790
	Personal Products – 0.4%
20,354	Estee Lauder (The) Cos., Inc., Class A	2,957,843
	Pharmaceuticals – 0.4%
80,048	Pfizer, Inc.	3,527,715
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 0.3%
33,746	ManpowerGroup, Inc.	$2,900,806
	Road & Rail – 1.1%
26,598	Landstar System, Inc.	3,244,956
20,497	Union Pacific Corp.	3,337,526
77,342	Werner Enterprises, Inc.	2,734,040
		9,316,522
	Semiconductors & Semiconductor Equipment – 1.0%
11,969	Broadcom, Inc.	2,953,111
16,801	Lam Research Corp.	2,548,712
26,343	Texas Instruments, Inc.	2,826,340
		8,328,163
	Software – 0.4%
14,215	Intuit, Inc.	3,232,491
	Specialty Retail – 1.6%
38,943	Best Buy Co., Inc.	3,090,517
14,882	Home Depot (The), Inc.	3,082,806
34,267	Ross Stores, Inc.	3,395,860
30,513	TJX (The) Cos., Inc.	3,418,066
		12,987,249
	Textiles, Apparel & Luxury Goods – 1.1%
26,795	Carter’s, Inc.	2,641,987
36,449	NIKE, Inc., Class B	3,087,959
35,626	VF Corp.	3,329,250
		9,059,196
	Tobacco – 0.4%
51,141	Altria Group, Inc.	3,084,314
	Trading Companies & Distributors – 1.1%
60,341	Fastenal Co.	3,500,985
34,227	MSC Industrial Direct Co., Inc., Class A	3,015,741
16,291	Watsco, Inc.	2,901,427
		9,418,153
	Total Common Stocks	458,764,458
	(Cost $393,939,699)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 37.2%
	Aerospace & Defense – 0.9%
$175,000	Boeing (The) Co.	1.88%	06/15/23	163,803
100,000	Boeing (The) Co.	2.60%	10/30/25	93,605
175,000	Boeing (The) Co.	2.25%	06/15/26	158,712
250,000	Boeing (The) Co.	2.80%	03/01/27	235,335
500,000	Boeing (The) Co.	3.25%	03/01/28	483,209
308,000	Boeing (The) Co.	3.38%	06/15/46	274,988
250,000	Boeing (The) Co.	3.65%	03/01/47	232,190
500,000	Boeing (The) Co.	3.63%	03/01/48	461,716
300,000	Boeing Capital Corp.	4.70%	10/27/19	305,744
500,000	General Dynamics Corp.	3.38%	05/15/23	500,212
500,000	General Dynamics Corp.	3.50%	05/15/25	499,735
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Aerospace & Defense (Continued)
$500,000	General Dynamics Corp.	3.75%	05/15/28	$502,556
250,000	Lockheed Martin Corp.	3.55%	01/15/26	247,462
248,000	Lockheed Martin Corp.	4.09%	09/15/52	237,163
250,000	Northrop Grumman Corp.	2.08%	10/15/20	244,628
500,000	Northrop Grumman Corp.	2.55%	10/15/22	482,514
250,000	Northrop Grumman Corp.	2.93%	01/15/25	237,826
500,000	Northrop Grumman Corp.	3.25%	01/15/28	471,089
500,000	Northrop Grumman Corp.	4.03%	10/15/47	470,844
250,000	United Technologies Corp.	3.35%	08/16/21	249,819
250,000	United Technologies Corp.	3.65%	08/16/23	249,165
250,000	United Technologies Corp.	3.95%	08/16/25	249,188
250,000	United Technologies Corp.	4.45%	11/16/38	249,131
				7,300,634
	Air Freight & Logistics – 0.9%
250,000	FedEx Corp.	2.30%	02/01/20	247,877
300,000	FedEx Corp.	3.20%	02/01/25	292,616
850,000	FedEx Corp.	3.30%	03/15/27	813,787
500,000	FedEx Corp.	3.40%	02/15/28	480,114
250,000	FedEx Corp.	4.75%	11/15/45	251,275
648,000	FedEx Corp.	4.55%	04/01/46	637,096
550,000	FedEx Corp.	4.40%	01/15/47	527,423
500,000	FedEx Corp.	4.05%	02/15/48	455,583
1,000,000	United Parcel Service, Inc.	2.05%	04/01/21	974,120
500,000	United Parcel Service, Inc.	2.35%	05/16/22	483,385
545,000	United Parcel Service, Inc.	2.45%	10/01/22	527,205
500,000	United Parcel Service, Inc.	2.50%	04/01/23	482,427
250,000	United Parcel Service, Inc.	2.80%	11/15/24	240,113
500,000	United Parcel Service, Inc.	2.40%	11/15/26	457,064
250,000	United Parcel Service, Inc.	3.05%	11/15/27	239,421
500,000	United Parcel Service, Inc.	3.40%	11/15/46	433,905
				7,543,411
	Airlines – 0.1%
420,000	Southwest Airlines Co.	2.65%	11/05/20	414,228
250,000	Southwest Airlines Co.	3.00%	11/15/26	231,392
				645,620
	Automobiles – 0.1%
250,000	General Motors Co.	5.00%	10/01/28	247,374
250,000	General Motors Co.	5.95%	04/01/49	249,187
				496,561
	Banks – 7.2%
100,000	Bank of America Corp.	2.63%	10/19/20	98,821
600,000	Bank of America Corp.	2.63%	04/19/21	590,584
500,000	Bank of America Corp. (a)	2.37%	07/21/21	491,354
250,000	Bank of America Corp. (a)	2.33%	10/01/21	244,659
500,000	Bank of America Corp. (a)	2.74%	01/23/22	491,878
250,000	Bank of America Corp.	2.50%	10/21/22	239,527
500,000	Bank of America Corp. (a)	2.88%	04/24/23	486,429
500,000	Bank of America Corp. (a)	2.82%	07/21/23	483,548
1,207,000	Bank of America Corp. (a)	3.00%	12/20/23	1,172,003
250,000	Bank of America Corp. (a)	3.55%	03/05/24	247,280
450,000	Bank of America Corp.	4.00%	04/01/24	454,833
500,000	Bank of America Corp. (a)	3.86%	07/23/24	500,324
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (a)	3.09%	10/01/25	$476,695
250,000	Bank of America Corp. (a)	3.37%	01/23/26	240,626
400,000	Bank of America Corp.	4.45%	03/03/26	401,110
950,000	Bank of America Corp.	3.50%	04/19/26	919,374
150,000	Bank of America Corp.	3.25%	10/21/27	139,292
250,000	Bank of America Corp.	4.18%	11/25/27	244,466
500,000	Bank of America Corp. (a)	3.82%	01/20/28	487,074
500,000	Bank of America Corp. (a)	3.71%	04/24/28	481,814
500,000	Bank of America Corp. (a)	3.59%	07/21/28	477,234
1,091,000	Bank of America Corp. (a)	3.42%	12/20/28	1,025,196
250,000	Bank of America Corp. (a)	3.97%	03/05/29	244,212
500,000	Bank of America Corp. (a)	4.27%	07/23/29	499,993
250,000	Bank of America Corp. (a)	4.24%	04/24/38	244,525
225,000	Bank of America Corp.	5.88%	02/07/42	266,719
250,000	Bank of America Corp. (a)	4.44%	01/20/48	249,148
500,000	Bank of America Corp. (a)	3.95%	01/23/49	458,643
286,000	Bank of America Corp., 3 Mo. LIBOR + 0.38% (b)	2.73%	01/23/22	285,222
444,000	Bank of America Corp., 3 Mo. LIBOR + 0.65% (b)	3.02%	06/25/22	445,342
1,000,000	Bank of America Corp., 3 Mo. LIBOR + 0.77% (b)	3.11%	02/05/26	984,024
250,000	Bank of America Corp., 3 Mo. LIBOR + 0.79% (b)	3.11%	03/05/24	250,022
400,000	Bank of America Corp., 3 Mo. LIBOR + 0.87% (b)	3.27%	04/01/19	401,700
500,000	Bank of America Corp., 3 Mo. LIBOR + 0.96% (b)	3.31%	07/23/24	502,652
1,000,000	Bank of America Corp., 3 Mo. LIBOR + 1.16% (b)	3.51%	01/20/23	1,017,388
250,000	Bank of America Corp., 3 Mo. LIBOR + 1.18% (b)	3.53%	10/21/22	254,117
583,000	Bank of America N.A., 3 Mo. LIBOR + 0.25% (b)	2.56%	08/28/20	583,348
500,000	Citibank N.A.	1.85%	09/18/19	495,351
250,000	Citibank N.A.	3.40%	07/23/21	250,056
500,000	Citibank N.A., 3 Mo. LIBOR + 0.32% (b)	2.66%	05/01/20	500,933
172,000	Citibank N.A., 3 Mo. LIBOR + 0.57% (b)	2.92%	07/23/21	173,017
300,000	Citigroup, Inc.	2.05%	06/07/19	298,572
500,000	Citigroup, Inc.	2.45%	01/10/20	495,789
250,000	Citigroup, Inc.	2.40%	02/18/20	247,712
600,000	Citigroup, Inc.	2.70%	03/30/21	590,084
350,000	Citigroup, Inc.	2.35%	08/02/21	339,667
250,000	Citigroup, Inc.	2.90%	12/08/21	245,000
775,000	Citigroup, Inc.	4.50%	01/14/22	797,522
500,000	Citigroup, Inc.	2.75%	04/25/22	485,394
500,000	Citigroup, Inc.	2.70%	10/27/22	481,252
500,000	Citigroup, Inc. (a)	2.88%	07/24/23	483,806
250,000	Citigroup, Inc. (a)	4.04%	06/01/24	250,784
450,000	Citigroup, Inc.	4.60%	03/09/26	453,685
300,000	Citigroup, Inc.	3.40%	05/01/26	285,598
250,000	Citigroup, Inc.	3.20%	10/21/26	233,596
300,000	Citigroup, Inc.	4.30%	11/20/26	296,259
350,000	Citigroup, Inc.	4.45%	09/29/27	346,337
500,000	Citigroup, Inc. (a)	3.89%	01/10/28	485,929
1,000,000	Citigroup, Inc. (a)	3.67%	07/24/28	953,239
500,000	Citigroup, Inc.	4.13%	07/25/28	483,643
500,000	Citigroup, Inc. (a)	3.52%	10/27/28	471,024
250,000	Citigroup, Inc. (a)	4.08%	04/23/29	245,662
500,000	Citigroup, Inc. (a)	3.88%	01/24/39	461,650
200,000	Citigroup, Inc.	5.88%	01/30/42	233,218
100,000	Citigroup, Inc.	6.68%	09/13/43	123,002
750,000	Citigroup, Inc.	4.75%	05/18/46	734,347
500,000	Citigroup, Inc. (a)	4.28%	04/24/48	480,005
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Citigroup, Inc.	4.65%	07/23/48	$507,712
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 0.79% (b)	3.12%	01/10/20	1,007,126
250,000	Citigroup, Inc., 3 Mo. LIBOR + 1.02% (b)	3.34%	06/01/24	251,391
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (b)	3.40%	12/08/21	1,017,934
500,000	Citigroup, Inc., 3 Mo. LIBOR + 1.10% (b)	3.41%	05/17/24	504,298
250,000	Fifth Third Bancorp	3.95%	03/14/28	245,913
600,000	HSBC Bank USA N.A.	4.88%	08/24/20	615,554
250,000	Huntington National Bank (The)	3.55%	10/06/23	247,390
400,000	JPMorgan Chase & Co.	2.20%	10/22/19	397,331
150,000	JPMorgan Chase & Co.	2.55%	03/01/21	147,359
550,000	JPMorgan Chase & Co.	4.63%	05/10/21	567,535
450,000	JPMorgan Chase & Co.	2.40%	06/07/21	438,919
325,000	JPMorgan Chase & Co.	3.20%	01/25/23	320,532
250,000	JPMorgan Chase & Co. (a)	2.78%	04/25/23	242,950
500,000	JPMorgan Chase & Co.	2.70%	05/18/23	481,107
400,000	JPMorgan Chase & Co.	3.88%	02/01/24	403,246
250,000	JPMorgan Chase & Co. (a)	3.56%	04/23/24	247,548
250,000	JPMorgan Chase & Co. (a)	3.80%	07/23/24	249,818
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	815,305
300,000	JPMorgan Chase & Co.	4.13%	12/15/26	298,303
250,000	JPMorgan Chase & Co.	3.63%	12/01/27	236,230
500,000	JPMorgan Chase & Co. (a)	3.78%	02/01/28	487,099
500,000	JPMorgan Chase & Co. (a)	3.54%	05/01/28	478,096
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	474,153
250,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	246,054
500,000	JPMorgan Chase & Co. (a)	4.20%	07/23/29	499,109
400,000	JPMorgan Chase & Co.	6.40%	05/15/38	499,842
250,000	JPMorgan Chase & Co. (a)	3.88%	07/24/38	233,954
100,000	JPMorgan Chase & Co.	4.85%	02/01/44	105,327
150,000	JPMorgan Chase & Co.	4.95%	06/01/45	157,652
500,000	JPMorgan Chase & Co. (a)	4.26%	02/22/48	482,265
500,000	JPMorgan Chase & Co. (a)	4.03%	07/24/48	465,250
250,000	JPMorgan Chase & Co. (a)	3.96%	11/15/48	228,922
500,000	JPMorgan Chase & Co. (a)	3.90%	01/23/49	452,552
1,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (b)	2.88%	03/09/21	1,003,074
250,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.73% (b)	3.08%	04/23/24	249,063
500,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.85% (b)	3.18%	01/10/25	499,774
250,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.89% (b)	3.24%	07/23/24	251,025
1,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 1.00% (b)	3.34%	01/15/23	1,014,590
250,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 1.23% (b)	3.57%	10/24/23	255,152
500,000	JPMorgan Chase Bank N.A. (a)	2.60%	02/01/21	496,348
250,000	JPMorgan Chase Bank N.A. (a)	3.09%	04/26/21	249,327
375,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.23% (b)	2.54%	09/01/20	375,660
333,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (b)	2.63%	02/01/21	333,482
250,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (b)	2.67%	04/26/21	250,284
500,000	Regions Bank	2.75%	04/01/21	491,439
250,000	Regions Bank, 3 Mo. LIBOR + 0.38% (b)	2.78%	04/01/21	250,130
250,000	Santander Holdings USA, Inc.	3.70%	03/28/22	247,126
250,000	Santander Holdings USA, Inc.	4.40%	07/13/27	239,656
250,000	SunTrust Bank (a)	3.69%	08/02/24	248,229
200,000	Wells Fargo & Co.	2.15%	01/30/20	197,671
100,000	Wells Fargo & Co.	2.55%	12/07/20	98,457
900,000	Wells Fargo & Co.	3.00%	01/22/21	892,768
550,000	Wells Fargo & Co.	2.50%	03/04/21	538,853
300,000	Wells Fargo & Co.	2.10%	07/26/21	289,006
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Wells Fargo & Co.	2.63%	07/22/22	$483,185
425,000	Wells Fargo & Co.	3.30%	09/09/24	412,317
550,000	Wells Fargo & Co.	3.00%	04/22/26	512,351
100,000	Wells Fargo & Co.	4.10%	06/03/26	98,945
250,000	Wells Fargo & Co.	3.00%	10/23/26	232,232
200,000	Wells Fargo & Co.	4.30%	07/22/27	199,605
500,000	Wells Fargo & Co. (a)	3.58%	05/22/28	480,267
100,000	Wells Fargo & Co.	4.90%	11/17/45	101,542
275,000	Wells Fargo & Co.	4.40%	06/14/46	259,650
750,000	Wells Fargo & Co.	4.75%	12/07/46	748,856
1,000,000	Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (b)	3.27%	02/11/22	1,010,463
1,000,000	Wells Fargo & Co., 3 Mo. LIBOR + 1.11% (b)	3.45%	01/24/23	1,012,954
250,000	Wells Fargo & Co., 3 Mo. LIBOR + 1.23% (b)	3.57%	10/31/23	255,105
250,000	Wells Fargo Bank N.A. (a)	3.33%	07/23/21	249,773
200,000	Wells Fargo Bank N.A.	5.95%	08/26/36	233,339
207,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (b)	2.85%	07/23/21	207,553
500,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.65% (b)	2.97%	12/06/19	503,005
				59,029,341
	Beverages – 1.0%
690,000	Anheuser-Busch Inbev Finance, Inc.	2.65%	02/01/21	680,362
625,000	Anheuser-Busch Inbev Finance, Inc.	3.30%	02/01/23	618,533
600,000	Anheuser-Busch Inbev Finance, Inc.	3.65%	02/01/26	583,573
875,000	Anheuser-Busch Inbev Finance, Inc.	4.70%	02/01/36	878,709
1,100,000	Anheuser-Busch Inbev Finance, Inc.	4.90%	02/01/46	1,116,612
200,000	Anheuser-Busch Inbev Worldwide, Inc.	2.50%	07/15/22	193,280
250,000	Anheuser-Busch Inbev Worldwide, Inc.	3.50%	01/12/24	247,693
500,000	Anheuser-Busch Inbev Worldwide, Inc.	4.00%	04/13/28	493,804
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	241,354
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	243,133
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	243,724
500,000	Anheuser-Busch Inbev Worldwide, Inc., 3 Mo. LIBOR + 0.74% (b)	3.08%	01/12/24	502,619
150,000	Coca-Cola (The) Co.	1.88%	10/27/20	146,737
975,000	Coca-Cola (The) Co.	3.20%	11/01/23	967,868
250,000	Constellation Brands, Inc.	3.20%	02/15/23	242,430
250,000	Constellation Brands, Inc.	3.60%	02/15/28	234,384
250,000	Constellation Brands, Inc.	4.10%	02/15/48	220,664
				7,855,479
	Biotechnology – 0.5%
350,000	AbbVie, Inc.	2.50%	05/14/20	346,213
250,000	AbbVie, Inc.	3.38%	11/14/21	249,841
375,000	AbbVie, Inc.	2.90%	11/06/22	364,663
250,000	AbbVie, Inc.	3.75%	11/14/23	249,315
250,000	AbbVie, Inc.	3.60%	05/14/25	242,319
250,000	AbbVie, Inc.	4.25%	11/14/28	247,677
275,000	AbbVie, Inc.	4.40%	11/06/42	255,537
300,000	AbbVie, Inc.	4.70%	05/14/45	289,308
250,000	AbbVie, Inc.	4.88%	11/14/48	246,934
450,000	Amgen, Inc.	2.70%	05/01/22	438,046
500,000	Amgen, Inc.	2.65%	05/11/22	486,005
200,000	Amgen, Inc.	3.63%	05/22/24	200,050
100,000	Amgen, Inc.	2.60%	08/19/26	90,685
500,000	Amgen, Inc.	3.20%	11/02/27	470,021
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$350,000	Amgen, Inc.	4.40%	05/01/45	$340,118
				4,516,732
	Building Products – 0.2%
450,000	Masco Corp.	3.50%	04/01/21	450,028
250,000	Masco Corp.	3.50%	11/15/27	229,599
250,000	Masco Corp.	4.50%	05/15/47	215,586
500,000	Owens Corning	4.30%	07/15/47	404,922
250,000	Owens Corning	4.40%	01/30/48	207,816
				1,507,951
	Capital Markets – 3.2%
500,000	Goldman Sachs Bank USA	3.20%	06/05/20	501,798
500,000	Goldman Sachs Group (The), Inc.	1.95%	07/23/19	496,601
600,000	Goldman Sachs Group (The), Inc.	2.55%	10/23/19	597,445
500,000	Goldman Sachs Group (The), Inc.	2.30%	12/13/19	495,758
500,000	Goldman Sachs Group (The), Inc.	2.60%	04/23/20	495,140
700,000	Goldman Sachs Group (The), Inc.	2.63%	04/25/21	686,023
500,000	Goldman Sachs Group (The), Inc.	2.35%	11/15/21	482,765
500,000	Goldman Sachs Group (The), Inc.	3.00%	04/26/22	490,113
500,000	Goldman Sachs Group (The), Inc. (a)	2.88%	10/31/22	487,807
700,000	Goldman Sachs Group (The), Inc.	3.63%	01/22/23	698,081
250,000	Goldman Sachs Group (The), Inc. (a)	2.91%	06/05/23	242,011
500,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/24/23	483,521
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	602,415
150,000	Goldman Sachs Group (The), Inc.	3.50%	01/23/25	145,419
500,000	Goldman Sachs Group (The), Inc. (a)	3.27%	09/29/25	478,135
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	595,070
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	535,268
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	474,992
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	728,410
250,000	Goldman Sachs Group (The), Inc. (a)	3.69%	06/05/28	238,201
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	477,519
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	493,640
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	464,364
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	485,593
400,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	481,706
500,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.73% (b)	3.11%	12/27/20	502,702
400,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.75% (b)	3.06%	02/23/23	401,828
700,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 0.80% (b)	3.13%	12/13/19	704,685
250,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 1.05% (b)	3.37%	06/05/23	253,118
497,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 1.11% (b)	3.44%	04/26/22	503,062
500,000	Goldman Sachs Group (The), Inc., 3 Mo. LIBOR + 1.17% (b)	3.48%	05/15/26	500,746
400,000	Morgan Stanley	2.65%	01/27/20	397,565
1,000,000	Morgan Stanley	2.50%	04/21/21	977,415
550,000	Morgan Stanley	5.50%	07/28/21	579,339
500,000	Morgan Stanley	2.63%	11/17/21	486,372
500,000	Morgan Stanley	2.75%	05/19/22	485,114
500,000	Morgan Stanley	3.13%	01/23/23	488,053
300,000	Morgan Stanley	3.75%	02/25/23	300,125
500,000	Morgan Stanley (a)	3.74%	04/24/24	496,269
450,000	Morgan Stanley	3.88%	04/29/24	448,289
800,000	Morgan Stanley	3.88%	01/27/26	787,115
250,000	Morgan Stanley	4.35%	09/08/26	248,484
250,000	Morgan Stanley	3.63%	01/20/27	240,323
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$500,000	Morgan Stanley (a)	3.59%	07/22/28	$474,924
500,000	Morgan Stanley (a)	3.77%	01/24/29	480,505
500,000	Morgan Stanley (a)	3.97%	07/22/38	468,344
500,000	Morgan Stanley (a)	4.46%	04/22/39	497,211
350,000	Morgan Stanley	6.38%	07/24/42	437,837
100,000	Morgan Stanley	4.30%	01/27/45	96,567
250,000	Morgan Stanley	4.38%	01/22/47	243,530
500,000	Morgan Stanley, 3 Mo. LIBOR + 0.55% (b)	2.89%	02/10/21	501,699
100,000	Morgan Stanley, 3 Mo. LIBOR + 0.80% (b)	3.12%	02/14/20	100,241
875,000	Morgan Stanley, 3 Mo. LIBOR + 1.18% (b)	3.53%	01/20/22	887,530
500,000	Morgan Stanley, 3 Mo. LIBOR + 1.22% (b)	3.56%	05/08/24	508,453
500,000	Morgan Stanley, 3 Mo. LIBOR + 1.40% (b)	3.74%	10/24/23	514,075
				26,369,315
	Chemicals – 0.2%
525,000	Dow Chemical (The) Co.	8.55%	05/15/19	543,010
200,000	Dow Chemical (The) Co.	3.00%	11/15/22	195,135
75,000	Dow Chemical (The) Co.	4.63%	10/01/44	73,660
250,000	EI du Pont de Nemours & Co.	2.20%	05/01/20	246,775
140,000	EI du Pont de Nemours & Co., 3 Mo. LIBOR + 0.53% (b)	2.87%	05/01/20	140,875
100,000	Westlake Chemical Corp.	3.60%	08/15/26	94,203
250,000	Westlake Chemical Corp.	5.00%	08/15/46	246,844
500,000	Westlake Chemical Corp.	4.38%	11/15/47	445,906
				1,986,408
	Communications Equipment – 0.2%
800,000	Cisco Systems, Inc.	2.20%	09/20/23	761,970
500,000	Cisco Systems, Inc.	3.63%	03/04/24	507,500
100,000	Cisco Systems, Inc.	2.95%	02/28/26	96,219
200,000	Cisco Systems, Inc.	2.50%	09/20/26	185,173
225,000	Cisco Systems, Inc.	5.90%	02/15/39	280,562
				1,831,424
	Construction Materials – 0.1%
250,000	CRH America Finance, Inc. (c)	3.40%	05/09/27	233,592
250,000	CRH America Finance, Inc. (c)	3.95%	04/04/28	242,703
250,000	CRH America Finance, Inc. (c)	4.40%	05/09/47	226,836
250,000	CRH America Finance, Inc. (c)	4.50%	04/04/48	230,264
250,000	Vulcan Materials Co.	4.50%	06/15/47	224,721
				1,158,116
	Consumer Finance – 2.5%
250,000	American Express Co.	2.20%	10/30/20	244,848
250,000	American Express Co.	2.50%	08/01/22	239,870
250,000	American Express Co.	3.70%	08/03/23	249,011
500,000	American Express Co.	3.00%	10/30/24	478,257
450,000	American Express Co.	3.63%	12/05/24	441,862
500,000	American Express Co., 3 Mo. LIBOR + 0.65% (b)	2.96%	02/27/23	500,043
250,000	American Express Co., 3 Mo. LIBOR + 0.75% (b)	3.10%	08/03/23	250,274
500,000	American Express Credit Corp.	1.70%	10/30/19	493,878
250,000	American Express Credit Corp.	2.20%	03/03/20	247,251
150,000	American Express Credit Corp.	2.60%	09/14/20	148,682
575,000	American Express Credit Corp.	2.25%	05/05/21	560,690
250,000	American Express Credit Corp.	2.70%	03/03/22	243,701
500,000	American Express Credit Corp.	3.30%	05/03/27	480,996
297,000	American Express Credit Corp., 3 Mo. LIBOR + 0.55% (b)	2.89%	03/18/19	297,593
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$250,000	American Express Credit Corp., 3 Mo. LIBOR + 0.70% (b)	3.02%	03/03/22	$251,646
550,000	Capital One Financial Corp.	3.75%	04/24/24	540,974
500,000	Capital One Financial Corp.	3.30%	10/30/24	476,650
250,000	Capital One Financial Corp.	4.25%	04/30/25	249,331
350,000	Capital One Financial Corp.	3.75%	07/28/26	327,154
500,000	Capital One Financial Corp.	3.80%	01/31/28	472,658
500,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.72% (b)	3.06%	01/30/23	498,087
500,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.95% (b)	3.28%	03/09/22	503,185
250,000	Capital One N.A.	2.25%	09/13/21	240,757
500,000	Capital One N.A.	2.65%	08/08/22	481,000
1,000,000	Capital One N.A., 3 Mo. LIBOR + 1.15% (b)	3.49%	01/30/23	1,011,395
500,000	Caterpillar Financial Services Corp.	2.00%	11/29/19	494,681
250,000	Caterpillar Financial Services Corp.	1.85%	09/04/20	244,007
1,039,000	Caterpillar Financial Services Corp.	1.70%	08/09/21	997,265
500,000	Caterpillar Financial Services Corp.	3.15%	09/07/21	499,620
1,000,000	Caterpillar Financial Services Corp.	2.55%	11/29/22	971,009
500,000	Caterpillar Financial Services Corp., 3 Mo. LIBOR + 0.13% (b)	2.45%	11/29/19	500,506
429,000	Caterpillar Financial Services Corp., 3 Mo. LIBOR + 0.18% (b)	2.49%	05/15/20	429,585
161,000	Caterpillar Financial Services Corp., 3 Mo. LIBOR + 0.28% (b)	2.60%	09/07/21	161,205
300,000	Caterpillar Financial Services Corp., 3 Mo. LIBOR + 0.51% (b)	2.84%	01/10/20	301,538
500,000	Discover Bank	3.35%	02/06/23	486,023
250,000	Discover Bank	4.65%	09/13/28	250,502
100,000	Ford Motor Credit Co., LLC	3.22%	01/09/22	96,788
250,000	Ford Motor Credit Co., LLC	3.34%	03/28/22	241,787
500,000	Ford Motor Credit Co., LLC	2.98%	08/03/22	474,626
450,000	Ford Motor Credit Co., LLC	3.10%	05/04/23	422,873
200,000	Ford Motor Credit Co., LLC	3.81%	01/09/24	190,900
1,000,000	Ford Motor Credit Co., LLC	3.82%	11/02/27	895,435
250,000	General Motors Financial Co., Inc.	2.65%	04/13/20	247,665
250,000	General Motors Financial Co., Inc.	2.45%	11/06/20	245,130
250,000	General Motors Financial Co., Inc.	3.20%	07/06/21	247,035
250,000	General Motors Financial Co., Inc.	3.50%	11/07/24	236,002
200,000	General Motors Financial Co., Inc.	5.25%	03/01/26	205,247
100,000	General Motors Financial Co., Inc.	4.00%	10/06/26	94,124
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	239,252
250,000	General Motors Financial Co., Inc.	3.85%	01/05/28	227,159
750,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.99% (b)	3.33%	01/05/23	751,776
250,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.55% (b)	3.89%	01/14/22	255,020
250,000	Synchrony Financial	3.95%	12/01/27	226,899
				20,563,452
	Containers & Packaging – 0.2%
350,000	International Paper Co.	4.40%	08/15/47	323,925
500,000	Packaging Corp. of America	3.40%	12/15/27	470,836
250,000	WestRock Co. (c)	3.00%	09/15/24	236,640
250,000	WestRock Co. (c)	3.38%	09/15/27	234,662
				1,266,063
	Diversified Financial Services – 0.2%
250,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	248,955
250,000	Berkshire Hathaway Finance Corp., 3 Mo. LIBOR + 0.32% (b)	2.65%	01/10/20	250,538
125,000	Berkshire Hathaway, Inc.	2.75%	03/15/23	122,157
425,000	Berkshire Hathaway, Inc.	3.13%	03/15/26	410,433
350,000	Dell International LLC/EMC Corp. (c)	3.48%	06/01/19	350,942
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$250,000	Dell International LLC/EMC Corp. (c)	4.42%	06/15/21	$253,925
				1,636,950
	Diversified Telecommunication Services – 1.0%
300,000	AT&T, Inc.	2.45%	06/30/20	296,116
250,000	AT&T, Inc.	3.20%	03/01/22	246,489
250,000	AT&T, Inc.	3.80%	03/01/24	247,840
150,000	AT&T, Inc.	3.90%	03/11/24	149,281
350,000	AT&T, Inc.	3.40%	05/15/25	333,711
650,000	AT&T, Inc.	4.13%	02/17/26	643,268
545,000	AT&T, Inc. (c)	4.10%	02/15/28	530,117
462,000	AT&T, Inc. (c)	4.30%	02/15/30	445,288
250,000	AT&T, Inc.	5.25%	03/01/37	249,893
425,000	AT&T, Inc.	4.80%	06/15/44	393,349
250,000	AT&T, Inc.	4.35%	06/15/45	216,166
250,000	AT&T, Inc.	4.75%	05/15/46	229,251
550,000	AT&T, Inc.	5.65%	02/15/47	566,053
250,000	AT&T, Inc.	5.70%	03/01/57	254,487
650,000	Verizon Communications, Inc.	3.50%	11/01/24	641,829
522,000	Verizon Communications, Inc.	3.38%	02/15/25	507,412
100,000	Verizon Communications, Inc.	2.63%	08/15/26	90,830
250,000	Verizon Communications, Inc.	4.13%	03/16/27	251,585
231,000	Verizon Communications, Inc.	4.27%	01/15/36	220,802
298,000	Verizon Communications, Inc.	4.13%	08/15/46	268,400
500,000	Verizon Communications, Inc.	4.86%	08/21/46	500,654
250,000	Verizon Communications, Inc.	4.52%	09/15/48	238,695
249,000	Verizon Communications, Inc.	5.01%	08/21/54	251,286
522,000	Verizon Communications, Inc.	4.67%	03/15/55	492,814
100,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (b)	3.33%	03/16/22	102,160
200,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.10% (b)	3.41%	05/15/25	201,909
				8,569,685
	Electric Utilities – 3.2%
500,000	AEP Texas, Inc.	2.40%	10/01/22	478,538
500,000	AEP Texas, Inc.	3.80%	10/01/47	450,001
750,000	AEP Transmission Co., LLC	3.10%	12/01/26	714,230
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	237,559
500,000	AEP Transmission Co., LLC	3.75%	12/01/47	458,157
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	500,266
250,000	Alabama Power Co.	2.45%	03/30/22	242,410
250,000	Alabama Power Co.	3.70%	12/01/47	226,238
250,000	American Electric Power Co., Inc.	2.95%	12/15/22	244,627
500,000	American Electric Power Co., Inc.	3.20%	11/13/27	469,319
300,000	Appalachian Power Co.	4.40%	05/15/44	298,834
250,000	Baltimore Gas & Electric Co.	2.40%	08/15/26	225,847
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	220,640
250,000	Baltimore Gas & Electric Co.	3.75%	08/15/47	229,960
240,000	CenterPoint Energy Houston Electric LLC	2.25%	08/01/22	229,310
250,000	CenterPoint Energy Houston Electric LLC	2.40%	09/01/26	227,084
500,000	CenterPoint Energy Houston Electric LLC	3.00%	02/01/27	473,063
295,000	CenterPoint Energy Houston Electric LLC	4.50%	04/01/44	311,623
250,000	CenterPoint Energy Houston Electric LLC	3.95%	03/01/48	242,681
500,000	Cleveland Electric Illuminating (The) Co. (c)	3.50%	04/01/28	472,535
300,000	Commonwealth Edison Co.	3.40%	09/01/21	301,018
200,000	Commonwealth Edison Co.	2.55%	06/15/26	183,641
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$250,000	Commonwealth Edison Co.	2.95%	08/15/27	$233,859
250,000	Commonwealth Edison Co.	3.70%	08/15/28	249,675
300,000	Commonwealth Edison Co.	3.70%	03/01/45	276,378
400,000	Commonwealth Edison Co.	3.65%	06/15/46	363,288
500,000	Commonwealth Edison Co.	3.75%	08/15/47	463,656
250,000	Commonwealth Edison Co.	4.00%	03/01/48	241,855
100,000	Duke Energy Carolinas LLC	2.50%	03/15/23	96,174
500,000	Duke Energy Carolinas LLC	3.05%	03/15/23	492,354
350,000	Duke Energy Carolinas LLC	6.00%	01/15/38	430,933
250,000	Duke Energy Corp.	1.80%	09/01/21	239,274
300,000	Duke Energy Corp.	3.55%	09/15/21	301,171
500,000	Duke Energy Corp.	2.40%	08/15/22	478,781
250,000	Duke Energy Corp.	3.15%	08/15/27	232,948
950,000	Duke Energy Corp.	3.75%	09/01/46	838,253
500,000	Duke Energy Corp.	3.95%	08/15/47	452,519
218,750	Duke Energy Florida LLC	2.10%	12/15/19	217,455
500,000	Duke Energy Florida LLC	3.20%	01/15/27	479,046
250,000	Duke Energy Florida LLC	3.80%	07/15/28	250,093
250,000	Duke Energy Florida LLC	3.40%	10/01/46	218,186
250,000	Duke Energy Florida LLC	4.20%	07/15/48	249,345
250,000	Duke Energy Progress LLC	3.70%	10/15/46	228,897
250,000	Duke Energy Progress LLC	3.60%	09/15/47	224,397
575,000	Exelon Corp.	5.15%	12/01/20	591,952
200,000	Exelon Corp.	2.45%	04/15/21	194,487
500,000	Exelon Corp.	3.50%	06/01/22	491,692
250,000	Exelon Corp.	4.45%	04/15/46	243,305
211,000	FirstEnergy Corp.	2.85%	07/15/22	204,155
100,000	FirstEnergy Corp.	3.90%	07/15/27	97,455
350,000	Florida Power & Light Co.	3.25%	06/01/24	345,138
210,000	Florida Power & Light Co.	4.05%	06/01/42	207,919
250,000	Florida Power & Light Co.	3.95%	03/01/48	245,434
250,000	Florida Power & Light Co.	4.13%	06/01/48	251,226
250,000	Indiana Michigan Power Co.	3.85%	05/15/28	249,629
100,000	Indiana Michigan Power Co.	4.55%	03/15/46	103,122
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	456,916
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	247,330
410,000	Metropolitan Edison Co. (c)	3.50%	03/15/23	405,065
125,000	Monongahela Power Co. (c)	5.40%	12/15/43	146,772
150,000	Ohio Edison Co.	6.88%	07/15/36	193,722
250,000	PECO Energy Co.	3.70%	09/15/47	230,151
500,000	PECO Energy Co.	3.90%	03/01/48	478,009
100,000	Public Service Electric & Gas Co.	1.90%	03/15/21	97,027
195,000	Public Service Electric & Gas Co.	2.38%	05/15/23	185,057
500,000	Public Service Electric & Gas Co.	3.25%	09/01/23	496,502
550,000	Public Service Electric & Gas Co.	2.25%	09/15/26	493,908
250,000	Public Service Electric & Gas Co.	3.00%	05/15/27	236,832
500,000	Public Service Electric & Gas Co.	3.65%	09/01/28	496,571
275,000	Public Service Electric & Gas Co.	3.95%	05/01/42	266,963
100,000	Public Service Electric & Gas Co.	3.80%	03/01/46	95,145
500,000	Public Service Electric & Gas Co.	3.60%	12/01/47	457,972
250,000	Public Service Electric & Gas Co.	4.05%	05/01/48	249,006
250,000	Southern (The) Co.	3.25%	07/01/26	233,556
425,000	Southern (The) Co.	4.40%	07/01/46	406,426
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	458,117
100,000	Southwestern Electric Power Co.	6.20%	03/15/40	119,539
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	Virginia Electric & Power Co.	2.75%	03/15/23	$484,674
200,000	Virginia Electric & Power Co.	3.45%	02/15/24	198,067
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	423,137
250,000	Virginia Electric & Power Co.	3.50%	03/15/27	244,600
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	482,621
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	237,425
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	230,930
				26,673,672
	Energy Equipment & Services – 0.1%
250,000	Halliburton Co.	5.00%	11/15/45	267,995
250,000	Patterson-UTI Energy, Inc.	3.95%	02/01/28	231,741
				499,736
	Entertainment – 0.2%
150,000	Walt Disney (The) Co.	3.00%	02/13/26	143,872
350,000	Walt Disney (The) Co.	1.85%	07/30/26	308,796
500,000	Walt Disney (The) Co.	2.95%	06/15/27	475,493
475,000	Walt Disney (The) Co.	4.13%	06/01/44	472,789
				1,400,950
	Equity Real Estate Investment Trusts – 0.1%
500,000	American Tower Corp.	3.60%	01/15/28	468,103
500,000	Duke Realty L.P.	4.00%	09/15/28	493,912
				962,015
	Food & Staples Retailing – 0.6%
250,000	Walmart, Inc.	3.13%	06/23/21	250,599
1,000,000	Walmart, Inc.	2.35%	12/15/22	967,290
250,000	Walmart, Inc.	3.40%	06/26/23	251,249
325,000	Walmart, Inc.	3.30%	04/22/24	324,757
500,000	Walmart, Inc.	2.65%	12/15/24	479,011
250,000	Walmart, Inc.	3.55%	06/26/25	251,464
250,000	Walmart, Inc.	3.70%	06/26/28	250,372
250,000	Walmart, Inc.	3.95%	06/28/38	249,990
1,000,000	Walmart, Inc.	3.63%	12/15/47	938,344
250,000	Walmart, Inc.	4.05%	06/29/48	251,010
750,000	Walmart, Inc., 3 Mo. LIBOR + 0.04% (b)	2.41%	06/23/20	751,556
				4,965,642
	Food Products – 0.3%
250,000	Nestle Holdings, Inc. (c)	3.10%	09/24/21	249,913
250,000	Nestle Holdings, Inc. (c)	3.35%	09/24/23	249,538
250,000	Nestle Holdings, Inc. (c)	3.50%	09/24/25	248,413
250,000	Nestle Holdings, Inc. (c)	3.63%	09/24/28	247,642
250,000	Nestle Holdings, Inc. (c)	3.90%	09/24/38	246,435
250,000	Nestle Holdings, Inc. (c)	4.00%	09/24/48	245,032
250,000	Tyson Foods, Inc.	3.90%	09/28/23	251,261
250,000	Tyson Foods, Inc.	3.55%	06/02/27	236,301
250,000	Tyson Foods, Inc.	4.55%	06/02/47	233,186
250,000	Tyson Foods, Inc.	5.10%	09/28/48	255,966
				2,463,687
	Gas Utilities – 0.2%
500,000	CenterPoint Energy Resources Corp.	3.55%	04/01/23	495,667
500,000	CenterPoint Energy Resources Corp.	4.00%	04/01/28	493,617
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Gas Utilities (Continued)
$500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	$478,119
				1,467,403
	Health Care Equipment & Supplies – 0.9%
250,000	Abbott Laboratories	2.90%	11/30/21	247,059
500,000	Abbott Laboratories	3.40%	11/30/23	498,658
500,000	Abbott Laboratories	3.75%	11/30/26	499,467
1,100,000	Abbott Laboratories	4.90%	11/30/46	1,199,316
550,000	Becton Dickinson and Co.	3.36%	06/06/24	532,079
800,000	Becton Dickinson and Co.	3.70%	06/06/27	766,390
600,000	Becton Dickinson and Co.	4.67%	06/06/47	595,768
300,000	Medtronic, Inc.	2.50%	03/15/20	298,065
750,000	Medtronic, Inc.	3.15%	03/15/22	745,271
600,000	Medtronic, Inc.	3.50%	03/15/25	595,522
1,150,000	Medtronic, Inc.	4.63%	03/15/45	1,220,842
				7,198,437
	Health Care Providers & Services – 1.7%
250,000	Anthem, Inc.	4.10%	03/01/28	246,704
250,000	Anthem, Inc.	4.55%	03/01/48	242,688
750,000	CVS Health Corp.	3.13%	03/09/20	750,367
600,000	CVS Health Corp.	2.13%	06/01/21	579,506
500,000	CVS Health Corp.	3.70%	03/09/23	497,888
700,000	CVS Health Corp.	4.00%	12/05/23	702,219
500,000	CVS Health Corp.	4.10%	03/25/25	499,365
178,000	CVS Health Corp.	3.88%	07/20/25	175,668
150,000	CVS Health Corp.	2.88%	06/01/26	137,791
500,000	CVS Health Corp.	4.30%	03/25/28	497,036
350,000	CVS Health Corp.	4.78%	03/25/38	349,420
450,000	CVS Health Corp.	5.05%	03/25/48	462,045
750,000	CVS Health Corp., 3 Mo. LIBOR + 0.72% (b)	3.05%	03/09/21	756,154
500,000	Halfmoon Parent, Inc. (c)	3.20%	09/17/20	498,399
500,000	Halfmoon Parent, Inc. (c)	3.40%	09/17/21	498,355
500,000	Halfmoon Parent, Inc. (c)	3.75%	07/15/23	499,012
500,000	Halfmoon Parent, Inc. (c)	4.13%	11/15/25	499,338
500,000	Halfmoon Parent, Inc. (c)	4.80%	08/15/38	502,976
500,000	UnitedHealth Group, Inc.	1.95%	10/15/20	489,635
275,000	UnitedHealth Group, Inc.	4.70%	02/15/21	283,418
100,000	UnitedHealth Group, Inc.	2.13%	03/15/21	97,680
550,000	UnitedHealth Group, Inc.	2.88%	12/15/21	544,006
500,000	UnitedHealth Group, Inc.	2.38%	10/15/22	479,784
100,000	UnitedHealth Group, Inc.	3.75%	07/15/25	100,565
250,000	UnitedHealth Group, Inc.	3.10%	03/15/26	240,455
500,000	UnitedHealth Group, Inc.	3.45%	01/15/27	489,967
500,000	UnitedHealth Group, Inc.	3.38%	04/15/27	486,277
500,000	UnitedHealth Group, Inc.	2.95%	10/15/27	468,882
150,000	UnitedHealth Group, Inc.	6.88%	02/15/38	200,361
573,000	UnitedHealth Group, Inc.	4.75%	07/15/45	614,649
500,000	UnitedHealth Group, Inc.	4.20%	01/15/47	496,492
500,000	UnitedHealth Group, Inc.	4.25%	04/15/47	502,961
250,000	UnitedHealth Group, Inc.	3.75%	10/15/47	233,435
				14,123,498
	Hotels, Restaurants & Leisure – 0.1%
250,000	McDonald’s Corp.	3.35%	04/01/23	248,132
250,000	McDonald’s Corp.	3.80%	04/01/28	247,005
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure (Continued)
$100,000	McDonald’s Corp.	4.88%	12/09/45	$104,975
250,000	McDonald’s Corp.	4.45%	09/01/48	246,130
				846,242
	Household Durables – 0.1%
250,000	DR Horton, Inc.	4.38%	09/15/22	253,601
350,000	Newell Brands, Inc.	4.20%	04/01/26	333,204
				586,805
	Household Products – 0.2%
250,000	Procter & Gamble (The) Co.	1.70%	11/03/21	240,442
500,000	Procter & Gamble (The) Co.	2.15%	08/11/22	481,554
100,000	Procter & Gamble (The) Co.	2.70%	02/02/26	94,910
250,000	Procter & Gamble (The) Co.	2.45%	11/03/26	231,906
500,000	Procter & Gamble (The) Co.	2.85%	08/11/27	472,388
250,000	Procter & Gamble (The) Co.	3.50%	10/25/47	232,844
				1,754,044
	Independent Power and Renewable Electricity Producers – 0.2%
525,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/15/19	522,250
500,000	NextEra Energy Capital Holdings, Inc.	2.80%	01/15/23	483,866
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	481,937
				1,488,053
	Industrial Conglomerates – 0.3%
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	2.77%	12/15/22	484,716
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	3.34%	12/15/27	470,617
500,000	Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/47	454,866
129,000	General Electric Co.	6.75%	03/15/32	156,214
425,000	General Electric Co.	4.50%	03/11/44	401,753
500,000	Roper Technologies, Inc.	4.20%	09/15/28	497,017
				2,465,183
	Insurance – 0.7%
300,000	AIG Global Funding (c)	2.15%	07/02/20	294,272
400,000	American International Group, Inc.	3.38%	08/15/20	400,426
200,000	American International Group, Inc.	4.13%	02/15/24	200,736
100,000	American International Group, Inc.	3.90%	04/01/26	97,919
300,000	American International Group, Inc.	6.25%	05/01/36	345,905
490,000	Chubb INA Holdings, Inc.	2.30%	11/03/20	481,232
200,000	Chubb INA Holdings, Inc.	2.88%	11/03/22	195,884
350,000	Chubb INA Holdings, Inc.	3.35%	05/03/26	340,545
600,000	Chubb INA Holdings, Inc.	4.35%	11/03/45	614,199
250,000	Lincoln National Corp.	3.80%	03/01/28	241,809
250,000	Lincoln National Corp.	4.35%	03/01/48	233,663
100,000	MetLife, Inc.	3.00%	03/01/25	95,768
150,000	MetLife, Inc.	3.60%	11/13/25	149,531
300,000	MetLife, Inc.	4.88%	11/13/43	316,163
170,000	MetLife, Inc.	4.60%	05/13/46	173,255
275,000	Prudential Financial, Inc.	4.60%	05/15/44	277,891
500,000	Torchmark Corp.	4.55%	09/15/28	503,393
500,000	Travelers (The) Cos., Inc.	4.00%	05/30/47	480,519
250,000	Travelers (The) Cos., Inc.	4.05%	03/07/48	242,300
				5,685,410
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	IT Services – 0.8%
$500,000	Fiserv, Inc.	3.80%	10/01/23	$500,440
500,000	Fiserv, Inc.	4.20%	10/01/28	502,044
250,000	IBM Credit LLC	1.80%	01/20/21	242,651
250,000	IBM Credit LLC	2.65%	02/05/21	247,267
250,000	IBM Credit LLC	2.20%	09/08/22	239,343
250,000	IBM Credit LLC, 3 Mo. LIBOR + 0.16% (b)	2.50%	02/05/21	250,516
500,000	International Business Machines Corp.	1.63%	05/15/20	489,714
100,000	International Business Machines Corp.	3.63%	02/12/24	100,544
600,000	Visa, Inc.	2.20%	12/14/20	589,806
500,000	Visa, Inc.	2.15%	09/15/22	479,712
950,000	Visa, Inc.	2.80%	12/14/22	931,695
550,000	Visa, Inc.	3.15%	12/14/25	533,802
250,000	Visa, Inc.	2.75%	09/15/27	233,053
303,000	Visa, Inc.	4.15%	12/14/35	313,404
450,000	Visa, Inc.	4.30%	12/14/45	466,414
500,000	Visa, Inc.	3.65%	09/15/47	466,925
				6,587,330
	Machinery – 0.1%
490,000	Parker-Hannifin Corp.	3.25%	03/01/27	470,859
245,000	Parker-Hannifin Corp.	4.10%	03/01/47	240,883
250,000	Wabtec Corp.	4.15%	03/15/24	248,541
250,000	Wabtec Corp.	4.70%	09/15/28	246,522
				1,206,805
	Media – 0.7%
610,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.91%	07/23/25	620,273
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20%	03/15/28	239,635
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	04/01/38	243,896
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital	6.48%	10/23/45	808,879
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.38%	05/01/47	237,716
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75%	04/01/48	251,039
250,000	Comcast Corp.	3.55%	05/01/28	239,638
100,000	Comcast Corp.	4.60%	08/15/45	98,143
250,000	Comcast Corp.	3.40%	07/15/46	202,781
500,000	Comcast Corp.	4.00%	08/15/47	449,195
250,000	Comcast Corp.	4.00%	03/01/48	224,937
250,000	Cox Communications, Inc. (c)	3.50%	08/15/27	235,301
250,000	Discovery Communications LLC	2.95%	03/20/23	239,359
250,000	Discovery Communications LLC	3.95%	03/20/28	237,949
250,000	Discovery Communications LLC	5.00%	09/20/37	244,507
275,000	Discovery Communications LLC	5.20%	09/20/47	269,870
250,000	Interpublic Group of (The) Cos., Inc.	3.50%	10/01/20	250,142
250,000	Interpublic Group of (The) Cos., Inc.	3.75%	10/01/21	250,672
100,000	Warner Media LLC	2.95%	07/15/26	90,831
200,000	Warner Media LLC	6.50%	11/15/36	226,809
50,000	Warner Media LLC	4.85%	07/15/45	46,800
				5,708,372
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metals & Mining – 0.1%
$500,000	Glencore Funding LLC (c)	3.00%	10/27/22	$480,047
500,000	Glencore Funding LLC (c)	3.88%	10/27/27	464,796
				944,843
	Multi-Utilities – 0.9%
500,000	Berkshire Hathaway Energy Co. (c)	4.45%	01/15/49	500,685
200,000	Consolidated Edison Co. of New York, Inc.	3.80%	05/15/28	201,390
335,000	Consolidated Edison Co. of New York, Inc.	4.45%	03/15/44	343,703
95,000	Consolidated Edison Co. of New York, Inc.	4.50%	12/01/45	97,303
185,000	Consolidated Edison Co. of New York, Inc.	3.85%	06/15/46	172,902
500,000	Consolidated Edison Co. of New York, Inc.	3.88%	06/15/47	467,334
250,000	Consolidated Edison Co. of New York, Inc.	4.30%	12/01/56	239,314
250,000	Consolidated Edison, Inc.	2.00%	03/15/20	245,902
100,000	Consolidated Edison, Inc.	2.00%	05/15/21	96,661
250,000	Dominion Energy, Inc.	1.60%	08/15/19	247,171
1,000,000	Dominion Energy, Inc.	2.58%	07/01/20	986,972
250,000	Dominion Energy, Inc.	2.75%	01/15/22	243,591
495,000	Dominion Energy, Inc.	4.70%	12/01/44	501,657
330,000	NiSource, Inc.	2.65%	11/17/22	315,228
500,000	NiSource, Inc. (c)	3.65%	06/15/23	494,292
250,000	NiSource, Inc.	3.49%	05/15/27	237,535
500,000	NiSource, Inc.	4.38%	05/15/47	479,397
250,000	NiSource, Inc.	3.95%	03/30/48	225,315
250,000	Public Service Enterprise Group, Inc.	1.60%	11/15/19	245,868
250,000	Public Service Enterprise Group, Inc.	2.00%	11/15/21	238,263
500,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	480,444
				7,060,927
	Oil, Gas & Consumable Fuels – 3.2%
150,000	Anadarko Petroleum Corp.	5.55%	03/15/26	159,400
450,000	Andeavor	3.80%	04/01/28	428,756
250,000	Andeavor Logistics L.P./Tesoro Logistics Finance Corp.	4.25%	12/01/27	244,731
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,003,111
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	503,781
750,000	Chevron Corp.	2.10%	05/16/21	731,850
550,000	Chevron Corp.	2.57%	05/16/23	532,111
500,000	Chevron Corp.	2.90%	03/03/24	487,033
150,000	Chevron Corp.	3.33%	11/17/25	148,120
1,360,000	Chevron Corp.	2.95%	05/16/26	1,300,052
250,000	Chevron Corp., 3 Mo. LIBOR + 0.21% (b)	2.53%	03/03/20	250,635
182,000	Chevron Corp., 3 Mo. LIBOR + 0.53% (b)	2.85%	03/03/22	184,196
225,000	ConocoPhillips	6.50%	02/01/39	292,633
185,000	Enbridge Energy Partners L.P.	5.50%	09/15/40	200,556
400,000	Enbridge Energy Partners L.P.	7.38%	10/15/45	530,412
400,000	Energy Transfer Partners L.P.	3.60%	02/01/23	393,496
150,000	Energy Transfer Partners L.P.	4.20%	09/15/23	151,356
250,000	Energy Transfer Partners L.P.	4.20%	04/15/27	241,903
250,000	Energy Transfer Partners L.P.	4.95%	06/15/28	255,004
250,000	Energy Transfer Partners L.P.	5.80%	06/15/38	260,444
175,000	Energy Transfer Partners L.P.	6.50%	02/01/42	192,786
250,000	Energy Transfer Partners L.P.	5.30%	04/15/47	243,085
250,000	Energy Transfer Partners L.P.	6.00%	06/15/48	267,497
500,000	Exxon Mobil Corp.	2.22%	03/01/21	490,236
150,000	Exxon Mobil Corp.	2.71%	03/06/25	143,552
200,000	Exxon Mobil Corp.	3.04%	03/01/26	194,184
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$825,000	Exxon Mobil Corp.	4.11%	03/01/46	$838,368
220,000	Kinder Morgan Energy Partners L.P.	3.50%	03/01/21	220,750
100,000	Kinder Morgan Energy Partners L.P.	4.15%	02/01/24	100,408
175,000	Kinder Morgan Energy Partners L.P.	6.95%	01/15/38	212,737
800,000	Kinder Morgan, Inc.	3.05%	12/01/19	799,345
500,000	Kinder Morgan, Inc.	3.15%	01/15/23	486,893
715,000	Kinder Morgan, Inc.	4.30%	06/01/25	721,961
500,000	Kinder Morgan, Inc.	4.30%	03/01/28	496,695
300,000	Kinder Morgan, Inc.	5.55%	06/01/45	318,207
650,000	Kinder Morgan, Inc.	5.05%	02/15/46	652,723
500,000	Kinder Morgan, Inc.	5.20%	03/01/48	513,735
250,000	Marathon Oil Corp.	3.85%	06/01/25	244,743
500,000	Marathon Oil Corp.	4.40%	07/15/27	500,854
259,000	Marathon Oil Corp.	5.20%	06/01/45	271,009
250,000	MPLX L.P.	3.38%	03/15/23	244,996
500,000	MPLX L.P.	4.00%	03/15/28	481,842
705,000	MPLX L.P.	5.20%	03/01/47	709,012
400,000	ONEOK Partners L.P.	3.38%	10/01/22	394,291
250,000	ONEOK, Inc.	4.55%	07/15/28	251,730
250,000	ONEOK, Inc.	5.20%	07/15/48	255,778
250,000	Phillips 66	4.88%	11/15/44	260,108
300,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.65%	10/15/25	303,570
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	513,930
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	242,985
350,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	332,584
500,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	475,596
500,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	496,380
500,000	TC PipeLines L.P.	3.90%	05/25/27	475,510
250,000	Texas Eastern Transmission L.P. (c)	3.50%	01/15/28	236,601
250,000	Texas Eastern Transmission L.P. (c)	4.15%	01/15/48	225,874
250,000	Transcontinental Gas Pipe Line Co., LLC	4.00%	03/15/28	244,760
500,000	Transcontinental Gas Pipe Line Co., LLC	4.60%	03/15/48	488,580
350,000	Valero Energy Corp.	3.65%	03/15/25	342,766
500,000	Valero Energy Corp.	4.35%	06/01/28	504,606
250,000	Western Gas Partners L.P.	5.30%	03/01/48	229,958
300,000	Williams (The) Cos., Inc.	3.60%	03/15/22	298,288
250,000	Williams (The) Cos., Inc.	3.90%	01/15/25	244,919
95,000	Williams (The) Cos., Inc.	4.00%	09/15/25	93,614
250,000	Williams (The) Cos., Inc.	3.75%	06/15/27	238,414
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	610,252
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	272,386
500,000	Williams (The) Cos., Inc.	4.85%	03/01/48	485,202
				26,163,880
	Pharmaceuticals – 0.6%
250,000	Bayer US Finance II LLC (c)	3.50%	06/25/21	249,581
250,000	Bayer US Finance II LLC (c)	3.88%	12/15/23	248,612
250,000	Bayer US Finance II LLC (c)	4.25%	12/15/25	248,693
250,000	Bayer US Finance II LLC (c)	4.38%	12/15/28	245,435
250,000	Bayer US Finance II LLC (c)	4.63%	06/25/38	240,108
250,000	Bayer US Finance II LLC (c)	4.88%	06/25/48	243,435
250,000	Johnson & Johnson	3.63%	03/03/37	241,020
250,000	Johnson & Johnson	3.75%	03/03/47	241,324
300,000	Merck & Co., Inc.	2.75%	02/10/25	288,228
250,000	Pfizer, Inc.	3.00%	09/15/21	250,050
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$500,000	Pfizer, Inc.	3.20%	09/15/23	$496,111
500,000	Pfizer, Inc.	3.60%	09/15/28	494,689
250,000	Pfizer, Inc.	4.10%	09/15/38	249,453
500,000	Pfizer, Inc.	4.20%	09/15/48	503,141
500,000	Pfizer, Inc., 3 Mo. LIBOR + 0.33% (b)	2.65%	09/15/23	499,588
250,000	Zoetis, Inc.	3.90%	08/20/28	247,929
				4,987,397
	Road & Rail – 0.5%
250,000	CSX Corp.	3.80%	11/01/46	226,996
200,000	CSX Corp.	4.50%	08/01/54	192,893
250,000	CSX Corp.	4.25%	11/01/66	225,338
250,000	Kansas City Southern	4.70%	05/01/48	249,711
250,000	Norfolk Southern Corp.	3.65%	08/01/25	248,718
250,000	Norfolk Southern Corp.	2.90%	06/15/26	235,182
750,000	Norfolk Southern Corp.	4.15%	02/28/48	727,705
250,000	Ryder System, Inc.	3.50%	06/01/21	249,929
250,000	Ryder System, Inc.	2.25%	09/01/21	241,338
500,000	Ryder System, Inc.	2.80%	03/01/22	487,893
300,000	Union Pacific Corp.	3.75%	03/15/24	301,091
250,000	Union Pacific Corp.	3.00%	04/15/27	236,357
183,000	Union Pacific Corp.	4.15%	01/15/45	176,284
225,000	Union Pacific Corp.	4.05%	03/01/46	212,474
250,000	Union Pacific Corp.	4.10%	09/15/67	222,458
				4,234,367
	Semiconductors & Semiconductor Equipment – 0.3%
100,000	Intel Corp.	1.70%	05/19/21	96,637
250,000	Intel Corp.	2.35%	05/11/22	243,302
100,000	Intel Corp.	3.10%	07/29/22	99,397
375,000	Intel Corp.	2.70%	12/15/22	367,098
500,000	Intel Corp.	2.88%	05/11/24	485,893
100,000	Intel Corp.	2.60%	05/19/26	93,430
250,000	Intel Corp.	3.15%	05/11/27	241,845
300,000	Intel Corp.	4.10%	05/19/46	297,324
500,000	Intel Corp.	4.10%	05/11/47	497,108
163,000	Intel Corp.	3.73%	12/08/47	152,290
250,000	Intel Corp., 3 Mo. LIBOR + 0.08% (b)	2.42%	05/11/20	250,459
				2,824,783
	Software – 0.8%
150,000	Microsoft Corp.	2.00%	11/03/20	147,389
250,000	Microsoft Corp.	1.55%	08/08/21	240,056
800,000	Microsoft Corp.	2.40%	02/06/22	781,848
150,000	Microsoft Corp.	3.63%	12/15/23	152,440
250,000	Microsoft Corp.	2.88%	02/06/24	244,581
200,000	Microsoft Corp.	3.13%	11/03/25	195,957
100,000	Microsoft Corp.	2.40%	08/08/26	92,303
500,000	Microsoft Corp.	3.30%	02/06/27	490,945
100,000	Microsoft Corp.	3.45%	08/08/36	95,531
250,000	Microsoft Corp.	4.10%	02/06/37	258,728
275,000	Microsoft Corp.	4.45%	11/03/45	295,663
350,000	Microsoft Corp.	3.70%	08/08/46	335,624
950,000	Microsoft Corp.	4.25%	02/06/47	999,994
200,000	Oracle Corp.	1.90%	09/15/21	193,187
100,000	Oracle Corp.	2.50%	05/15/22	97,380
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$500,000	Oracle Corp.	2.40%	09/15/23	$477,392
250,000	Oracle Corp.	3.40%	07/08/24	248,036
350,000	Oracle Corp.	2.65%	07/15/26	325,182
400,000	Oracle Corp.	5.38%	07/15/40	456,231
350,000	Oracle Corp.	4.00%	07/15/46	334,373
				6,462,840
	Specialty Retail – 0.6%
250,000	Best Buy Co., Inc.	4.45%	10/01/28	249,413
500,000	Home Depot (The), Inc.	2.00%	04/01/21	487,602
770,000	Home Depot (The), Inc.	4.40%	04/01/21	792,488
100,000	Home Depot (The), Inc.	3.35%	09/15/25	98,933
550,000	Home Depot (The), Inc.	3.00%	04/01/26	528,588
250,000	Home Depot (The), Inc.	2.13%	09/15/26	224,289
1,000,000	Home Depot (The), Inc.	2.80%	09/14/27	933,970
100,000	Home Depot (The), Inc.	4.40%	03/15/45	104,168
500,000	Home Depot (The), Inc.	4.25%	04/01/46	511,902
500,000	Home Depot (The), Inc.	3.90%	06/15/47	482,785
250,000	Home Depot (The), Inc.	3.50%	09/15/56	216,685
				4,630,823
	Technology Hardware, Storage & Peripherals – 0.9%
450,000	Apple, Inc.	2.85%	05/06/21	447,920
250,000	Apple, Inc.	1.55%	08/04/21	239,912
250,000	Apple, Inc.	2.10%	09/12/22	239,604
250,000	Apple, Inc.	2.40%	01/13/23	241,449
375,000	Apple, Inc.	2.40%	05/03/23	360,764
250,000	Apple, Inc.	3.00%	02/09/24	245,264
500,000	Apple, Inc.	2.85%	05/11/24	485,098
500,000	Apple, Inc.	2.75%	01/13/25	479,436
100,000	Apple, Inc.	2.45%	08/04/26	92,316
250,000	Apple, Inc.	3.35%	02/09/27	244,820
500,000	Apple, Inc.	3.20%	05/11/27	483,952
250,000	Apple, Inc.	2.90%	09/12/27	235,883
500,000	Apple, Inc.	3.00%	11/13/27	475,168
100,000	Apple, Inc.	4.45%	05/06/44	104,833
100,000	Apple, Inc.	4.65%	02/23/46	108,289
600,000	Apple, Inc.	4.25%	02/09/47	613,783
250,000	Apple, Inc.	3.75%	09/12/47	235,636
250,000	Apple, Inc.	3.75%	11/13/47	235,202
250,000	Apple, Inc., 3 Mo. LIBOR + 0.20% (b)	2.54%	02/07/20	250,647
110,000	Apple, Inc., 3 Mo. LIBOR + 0.50% (b)	2.84%	02/09/22	111,486
500,000	Hewlett Packard Enterprise Co. (c)	2.10%	10/04/19	495,250
100,000	Hewlett Packard Enterprise Co.	3.60%	10/15/20	100,454
500,000	Hewlett Packard Enterprise Co.	3.50%	10/05/21	499,814
				7,026,980
	Tobacco – 0.1%
250,000	BAT Capital Corp. (c)	3.22%	08/15/24	238,599
250,000	BAT Capital Corp. (c)	3.56%	08/15/27	233,247
250,000	BAT Capital Corp. (c)	4.39%	08/15/37	233,309
250,000	BAT Capital Corp. (c)	4.54%	08/15/47	231,187
				936,342
	Trading Companies & Distributors – 0.1%
250,000	Air Lease Corp.	3.50%	01/15/22	248,375
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors (Continued)
$250,000	Air Lease Corp.	2.75%	01/15/23	$237,302
250,000	Air Lease Corp.	3.25%	03/01/25	234,019
				719,696
	Water Utilities – 0.1%
250,000	American Water Capital Corp.	3.75%	09/01/28	247,897
250,000	American Water Capital Corp.	3.75%	09/01/47	227,709
250,000	American Water Capital Corp.	4.20%	09/01/48	246,373
				721,979
	Total Corporate Bonds and Notes			305,075,283
	(Cost $313,678,899)
U.S. GOVERNMENT BONDS AND NOTES – 3.0%
945,500	U.S. Treasury Bond	3.00%	02/15/48	910,136
6,028,000	U.S. Treasury Bond	3.13%	05/15/48	5,949,118
400,000	U.S. Treasury Note (d)	1.38%	09/30/19	394,992
550,000	U.S. Treasury Note	2.50%	05/31/20	547,422
726,000	U.S. Treasury Note	2.50%	06/30/20	722,342
490,000	U.S. Treasury Note	2.63%	07/31/20	488,431
4,045,000	U.S. Treasury Note	2.63%	08/31/20	4,030,858
975,000	U.S. Treasury Note	2.75%	09/30/20	973,762
1,100,000	U.S. Treasury Note	2.75%	08/15/21	1,096,025
1,090,000	U.S. Treasury Note	2.75%	09/15/21	1,085,955
245,000	U.S. Treasury Note	2.75%	07/31/23	242,856
3,263,000	U.S. Treasury Note	2.75%	08/31/23	3,234,767
560,000	U.S. Treasury Note	2.88%	09/30/23	558,108
530,000	U.S. Treasury Note	2.75%	06/30/25	521,574
814,000	U.S. Treasury Note	2.88%	07/31/25	807,164
915,000	U.S. Treasury Note	2.75%	08/31/25	900,078
50,000	U.S. Treasury Note	3.00%	09/30/25	49,951
2,525,000	U.S. Treasury Note	2.88%	08/15/28	2,486,484
	Total U.S. Government Bonds and Notes			25,000,023
	(Cost $25,092,806)
FOREIGN CORPORATE BONDS AND NOTES – 2.4%
	Banks – 1.1%
500,000	ABN AMRO Bank N.V. (c)	3.40%	08/27/21	498,269
250,000	Barclays PLC, 3 Mo. LIBOR + 1.38% (b)	3.70%	05/16/24	248,880
500,000	Canadian Imperial Bank of Commerce	3.50%	09/13/23	497,218
250,000	Cooperatieve Rabobank U.A. (c)	3.88%	09/26/23	249,454
475,000	HSBC Holdings PLC	2.65%	01/05/22	461,472
200,000	HSBC Holdings PLC (a)	3.26%	03/13/23	196,055
500,000	HSBC Holdings PLC (a)	3.95%	05/18/24	497,046
625,000	HSBC Holdings PLC	3.90%	05/25/26	606,698
350,000	HSBC Holdings PLC	4.38%	11/23/26	344,580
200,000	HSBC Holdings PLC (a)	4.04%	03/13/28	192,873
500,000	HSBC Holdings PLC (a)	4.58%	06/19/29	500,591
238,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (b)	2.92%	05/18/21	238,518
500,000	HSBC Holdings PLC, 3 Mo. LIBOR + 1.00% (b)	3.32%	05/18/24	499,495
700,000	HSBC Holdings PLC, 3 Mo. LIBOR + 1.66% (b)	3.97%	05/25/21	721,316
500,000	HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (b)	4.57%	03/08/21	521,697
250,000	ING Groep N.V.	4.10%	10/02/23	250,186
250,000	ING Groep N.V.	4.55%	10/02/28	248,816
250,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (b)	3.40%	10/02/23	250,112
250,000	Royal Bank of Scotland Group PLC (a)	3.50%	05/15/23	242,448
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Royal Bank of Scotland Group PLC (a)	5.08%	01/27/30	$499,117
500,000	Standard Chartered PLC (a) (c)	4.25%	01/20/23	502,110
500,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.15% (b) (c)	3.59%	01/20/23	501,935
250,000	Toronto-Dominion (The) Bank	3.15%	09/17/20	250,356
				9,019,242
	Capital Markets – 0.1%
500,000	Credit Suisse Group AG (c)	3.57%	01/09/23	490,479
500,000	Credit Suisse Group AG (a) (c)	3.87%	01/12/29	471,064
250,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.22% (b) (c)	3.53%	05/23/23	253,824
				1,215,367
	Diversified Financial Services – 0.1%
444,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	418,609
250,000	Shell International Finance, B.V.	4.00%	05/10/46	245,240
250,000	Shell International Finance, B.V.	3.75%	09/12/46	235,101
				898,950
	Diversified Telecommunication Services – 0.0%
250,000	TELUS Corp.	4.60%	11/16/48	249,781
	Electric Utilities – 0.2%
250,000	Electricite de France S.A. (c)	4.50%	09/21/28	246,560
250,000	Electricite de France S.A. (c)	5.00%	09/21/48	243,962
250,000	Enel Finance International N.V. (c)	4.25%	09/14/23	247,224
250,000	Enel Finance International N.V. (c)	4.63%	09/14/25	245,034
250,000	Enel Finance International N.V. (c)	4.88%	06/14/29	241,936
				1,224,716
	Health Care Equipment & Supplies – 0.0%
250,000	Medtronic Global Holdings SCA	3.35%	04/01/27	244,350
	Metals & Mining – 0.2%
250,000	Anglo American Capital PLC (c)	3.63%	09/11/24	238,266
250,000	Anglo American Capital PLC (c)	4.00%	09/11/27	230,763
250,000	Anglo American Capital PLC (c)	4.50%	03/15/28	240,386
330,000	BHP Billiton Finance USA, Ltd.	5.00%	09/30/43	367,145
350,000	Vale Overseas, Ltd.	6.25%	08/10/26	384,440
				1,461,000
	Oil, Gas & Consumable Fuels – 0.5%
100,000	BP Capital Markets PLC	3.12%	05/04/26	95,450
500,000	Canadian Natural Resources, Ltd.	2.95%	01/15/23	482,776
100,000	Canadian Natural Resources, Ltd.	3.80%	04/15/24	99,094
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	487,821
500,000	Canadian Natural Resources, Ltd.	4.95%	06/01/47	520,541
100,000	Cenovus Energy, Inc.	5.40%	06/15/47	100,395
250,000	Enbridge, Inc.	2.90%	07/15/22	242,703
250,000	Enbridge, Inc.	4.25%	12/01/26	252,007
250,000	Enbridge, Inc.	3.70%	07/15/27	241,884
250,000	Enbridge, Inc.	5.50%	12/01/46	280,149
500,000	Eni S.p.A. (c)	4.00%	09/12/23	494,975
500,000	Eni S.p.A. (c)	4.75%	09/12/28	495,818
				3,793,613
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Trading Companies & Distributors – 0.1%
$250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.50%	01/15/25	$235,911
250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88%	01/23/28	232,524
				468,435
	Wireless Telecommunication Services – 0.1%
250,000	Vodafone Group PLC	3.75%	01/16/24	247,461
250,000	Vodafone Group PLC	4.13%	05/30/25	248,424
250,000	Vodafone Group PLC	4.38%	05/30/28	246,787
				742,672
	Total Foreign Corporate Bonds and Notes			19,318,126
	(Cost $19,519,782)
COMMERCIAL PAPER – 0.5%
	Electric Utilities – 0.4%
3,050,000	Potomac Electric Power Co.	2.35%	10/01/18	3,049,402
	Food & Staples Retailing – 0.1%
700,000	Walgreens Boots Alliance, Inc.	2.33%	10/01/18	699,862
	Total Commercial Paper			3,749,264
	(Cost $3,750,000)
	Total Investments – 99.0%			811,907,154
	(Cost $755,981,186) (e)
Net Other Assets and Liabilities – 1.0%	8,413,540
Net Assets – 100.0%	$820,320,694
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	15	Dec 2018	$ (1,781,719)	$21,679
U.S. Treasury CME Ultra Long Term Bonds	Short	4	Dec 2018	(617,125)	21,680
U.S. Treasury Ultra 10-Year Notes	Short	99	Dec 2018	(12,474,000)	203,555
Total Futures Contracts				$ (14,872,844)	$246,914

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	Floating or variable rate security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2018, securities noted as such amounted to $19,725,777 or 2.4% of net assets.
(d)	All or a portion of this security is segregated as collateral for open futures contracts.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $69,438,129 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,265,247. The net unrealized appreciation was $56,172,882. The amounts presented are inclusive of derivative contracts.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 458,764,458	$ 458,764,458	$ —	$ —
Corporate Bonds and Notes*	305,075,283	—	305,075,283	—
U.S. Government Bonds and Notes	25,000,023	—	25,000,023	—
Foreign Corporate Bonds and Notes*	19,318,126	—	19,318,126	—
Commercial Paper*	3,749,264	—	3,749,264	—
Total Investments	811,907,154	458,764,458	353,142,696	—
Futures	246,914	246,914	—	—
Total	$ 812,154,068	$ 459,011,372	$ 353,142,696	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 38.6%

	Capital Markets — 38.6%
19,720	First Trust Institutional Preferred Securities and Income ETF (a)	$374,286
59,570	First Trust Preferred Securities and Income ETF (a)	1,137,787
70,030	First Trust Senior Loan Fund ETF (a)	3,364,941
27,340	First Trust Tactical High Yield ETF (a)	1,306,579
620	iShares 20+ Year Treasury Bond ETF	72,707
1,400	iShares 3-7 Year Treasury Bond ETF	166,698
380	iShares 7-10 Year Treasury Bond ETF	38,445
5,456	iShares Floating Rate Bond ETF	278,365
10,774	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,238,256
4,750	iShares MBS ETF	490,817
1	Vanguard Mortgage-Backed Securities ETF	51
	Total Exchange-Traded Funds	8,468,932
	(Cost $8,571,028)

COMMON STOCKS — 23.8%

	Aerospace & Defense — 0.6%
315	General Dynamics Corp.	64,487
354	Raytheon Co.	73,158
		137,645

	Banks — 1.6%
1,034	JPMorgan Chase & Co.	116,676
442	M&T Bank Corp.	72,727
1,391	U.S. Bancorp	73,459
1,461	Webster Financial Corp.	86,141
		349,003

	Beverages — 0.4%
535	Diageo PLC, ADR	75,793

	Biotechnology — 0.3%
654	AbbVie, Inc.	61,855

	Capital Markets — 0.3%
134	BlackRock, Inc.	63,158

	Chemicals — 0.7%
405	Ecolab, Inc.	63,496
305	International Flavors & Fragrances, Inc.	42,432
556	LyondellBasell Industries N.V., Class A	56,996
		162,924

	Communications Equipment — 0.5%
2,140	Cisco Systems, Inc.	104,111

	Consumer Finance — 0.4%
860	Capital One Financial Corp.	81,640

	Diversified Telecommunication Services — 0.3%
1,284	Verizon Communications, Inc.	68,553

	Electric Utilities — 2.1%
812	Alliant Energy Corp.	34,567
494	American Electric Power Co., Inc.	35,015
280	Emera, Inc. (CAD)	8,706
567	Eversource Energy	34,836
1,643	Exelon Corp.	71,733
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)

	Electric Utilities (Continued)
1,076	Fortis, Inc. (CAD)	$34,888
422	NextEra Energy, Inc.	70,727
2,697	OGE Energy Corp.	97,955
1,195	PPL Corp.	34,966
741	Xcel Energy, Inc.	34,983
		458,376

	Electrical Equipment — 0.4%
986	Eaton Corp. PLC	85,516

	Electronic Equipment, Instruments & Components — 0.4%
960	TE Connectivity Ltd.	84,413

	Food & Staples Retailing — 0.8%
1,260	Sysco Corp.	92,295
874	Walmart, Inc.	82,077
		174,372

	Gas Utilities — 0.4%
93	Atmos Energy Corp.	8,734
189	New Jersey Resources Corp.	8,713
1,276	UGI Corp.	70,792
		88,239

	Health Care Equipment & Supplies — 1.3%
1,382	Abbott Laboratories	101,383
1,846	Koninklijke Philips N.V.	84,011
902	STERIS PLC	103,189
		288,583

	Health Care Providers & Services — 0.8%
463	Aetna, Inc.	93,919
936	CVS Health Corp.	73,682
		167,601

	Hotels, Restaurants & Leisure — 0.8%
1,462	Carnival Corp.	93,232
525	McDonald’s Corp.	87,827
		181,059

	Industrial Conglomerates — 0.4%
465	Honeywell International, Inc.	77,376

	Insurance — 0.3%
1,799	Fidelity National Financial, Inc.	70,791

	Internet & Direct Marketing Retail — 0.4%
637	Expedia Group, Inc.	83,116

	IT Services — 1.3%
684	Accenture PLC, Class A	116,417
854	Fidelity National Information Services, Inc.	93,146
7,844	Infosys Ltd., ADR	79,773
		289,336

	Machinery — 0.3%
404	Parker-Hannifin Corp.	74,308
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value
COMMON STOCKS (Continued)

	Multi-Utilities — 0.5%
169	National Grid PLC, ADR	$8,764
1,368	Public Service Enterprise Group, Inc.	72,217
154	Sempra Energy	17,517
262	WEC Energy Group, Inc.	17,491
		115,989

	Oil, Gas & Consumable Fuels — 4.1%
548	Chevron Corp.	67,009
1,120	ConocoPhillips	86,688
2,840	Enbridge Income Fund Holdings, Inc. (CAD)	68,974
2,139	Enbridge, Inc.	69,068
1,560	EQT Corp.	68,999
837	Exxon Mobil Corp.	71,162
5,907	Kinder Morgan, Inc.	104,731
514	ONEOK, Inc.	34,844
1,202	TOTAL S.A., ADR	77,397
4,278	TransCanada Corp.	173,088
2,531	Williams (The) Cos., Inc.	68,818
		890,778

	Pharmaceuticals — 1.1%
791	Eli Lilly & Co.	84,882
1,244	Merck & Co., Inc.	88,249
827	Novartis AG, ADR	71,254
		244,385

	Road & Rail — 0.4%
584	Union Pacific Corp.	95,093

	Semiconductors & Semiconductor Equipment — 0.4%
311	Broadcom, Inc.	76,733

	Software — 0.9%
993	Microsoft Corp.	113,569
2,092	Open Text Corp.	79,580
		193,149

	Specialty Retail — 0.4%
464	Home Depot (The), Inc.	96,118

	Technology Hardware, Storage & Peripherals — 0.5%
527	Apple, Inc.	118,965

	Textiles, Apparel & Luxury Goods — 0.4%
1,037	NIKE, Inc., Class B	87,855

	Trading Companies & Distributors — 0.3%
832	MSC Industrial Direct Co., Inc., Class A	73,307
	Total Common Stocks	5,220,140
	(Cost $4,482,880)
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 11.8%
	Diversified REITs — 1.9%
2,365	Liberty Property Trust	$99,921
803	PS Business Parks, Inc.	102,053
3,779	STORE Capital Corp.	105,018
3,411	Washington Real Estate Investment Trust	104,547
		411,539

	Health Care REITs — 1.0%
1,398	National Health Investors, Inc.	105,675
3,314	Omega Healthcare Investors, Inc.	108,600
		214,275

	Hotel & Resort REITs — 1.4%
3,641	Hospitality Properties Trust	105,006
4,910	Host Hotels & Resorts, Inc.	103,601
4,263	Xenia Hotels & Resorts, Inc.	101,033
		309,640

	Industrial REITs — 1.4%
3,625	Duke Realty Corp.	102,841
1,593	Prologis, Inc.	107,990
3,817	STAG Industrial, Inc.	104,968
		315,799

	Office REITs — 0.9%
2,044	Highwoods Properties, Inc.	96,599
1,022	SL Green Realty Corp.	99,676
		196,275

	Residential REITs — 1.5%
2,489	Apartment Investment & Management Co., Class A	109,840
610	AvalonBay Communities, Inc.	110,502
1,058	Mid-America Apartment Communities, Inc.	105,990
		326,332

	Retail REITs — 1.4%
2,351	National Retail Properties, Inc.	105,372
8,085	Retail Properties of America, Inc., Class A	98,556
609	Simon Property Group, Inc.	107,641
		311,569

	Specialized REITs — 2.3%
737	American Tower Corp.	107,086
1,705	CyrusOne, Inc.	108,097
915	Digital Realty Trust, Inc.	102,919
1,593	EPR Properties	108,977
1,055	Extra Space Storage, Inc.	91,405
		518,484
	Total Real Estate Investment Trusts	2,603,913
	(Cost $2,446,156)
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 10.5%

	Chemicals — 0.3%
2,790	Westlake Chemical Partners, L.P.	$69,471

	Gas Utilities — 0.4%
1,752	AmeriGas Partners, L.P.	69,222
1,113	Suburban Propane Partners, L.P.	26,189
		95,411

	Independent Power and Renewable Electricity Producers — 0.7%
2,914	NextEra Energy Partners, L.P.	141,329

	Oil, Gas & Consumable Fuels — 9.1%
1,731	Alliance Resource Partners, L.P.	35,312
2,872	BP Midstream Partners, L.P.	53,994
11,062	Enbridge Energy Partners, L.P.	121,571
4,043	Energy Transfer Equity, L.P.	70,469
4,752	Energy Transfer Partners, L.P.	105,780
14,487	Enterprise Products Partners, L.P.	416,212
1,341	EQT Midstream Partners, L.P.	70,778
4,425	Holly Energy Partners, L.P.	139,210
4,106	Magellan Midstream Partners, L.P.	278,058
1,004	MPLX, L.P.	34,819
2,755	Phillips 66 Partners, L.P.	140,891
4,321	Plains All American Pipeline, L.P.	108,068
6,961	Shell Midstream Partners, L.P.	148,826
5,720	TC PipeLines, L.P.	173,488
966	Valero Energy Partners, L.P.	36,592
1,126	Western Gas Equity Partners, L.P.	33,712
786	Western Gas Partners, L.P.	34,332
		2,002,112
	Total Master Limited Partnerships	2,308,323
	(Cost $2,244,743)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 7.5%
$35,213	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	40,499
22,994	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	29,570
7,241	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	9,415
23,319	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	28,224
34,293	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	41,794
32,120	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	30,204
31,349	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	28,544
31,141	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	33,423
30,286	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	28,208
26,589	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	26,290
25,055	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	24,001
18,395	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	18,195
61,195	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/19	60,816
16,524	U.S. Treasury Inflation Indexed Note (b)	1.88%	07/15/19	16,728
23,773	U.S. Treasury Inflation Indexed Note (b)	1.38%	01/15/20	23,947
65,643	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/20	64,801
40,444	U.S. Treasury Inflation Indexed Note (b)	1.25%	07/15/20	40,912
47,463	U.S. Treasury Inflation Indexed Note (b)	1.13%	01/15/21	47,754
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES (Continued)

$54,227	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/21	$53,126
46,961	U.S. Treasury Inflation Indexed Note (b)	0.63%	07/15/21	46,844
53,333	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/22	52,022
54,920	U.S. Treasury Inflation Indexed Note (b)	0.13%	04/15/22	53,371
54,793	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/22	53,475
54,589	U.S. Treasury Inflation Indexed Note (b)	0.13%	01/15/23	52,857
31,451	U.S. Treasury Inflation Indexed Note (b)	0.63%	04/15/23	31,052
60,641	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/23	59,467
54,002	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/24	53,291
53,278	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/24	51,194
55,326	U.S. Treasury Inflation Indexed Note (b)	0.25%	01/15/25	53,100
44,787	U.S. Treasury Inflation Indexed Note (b)	2.38%	01/15/25	48,806
56,322	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/25	54,546
57,271	U.S. Treasury Inflation Indexed Note (b)	0.63%	01/15/26	56,058
29,838	U.S. Treasury Inflation Indexed Note (b)	2.00%	01/15/26	32,102
48,361	U.S. Treasury Inflation Indexed Note (b)	0.13%	07/15/26	45,614
47,990	U.S. Treasury Inflation Indexed Note (b)	0.38%	01/15/27	45,871
25,617	U.S. Treasury Inflation Indexed Note (b)	2.38%	01/15/27	28,544
48,419	U.S. Treasury Inflation Indexed Note (b)	0.38%	07/15/27	46,281
51,083	U.S. Treasury Inflation Indexed Note (b)	0.50%	01/15/28	49,041
61,348	U.S. Treasury Inflation Indexed Note (b)	1.75%	01/15/28	65,694
19,075	U.S. Treasury Inflation Indexed Note (b)	0.75%	07/15/28	18,782
	Total U.S. Government Bonds and Notes			1,644,463
	(Cost $1,690,864)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.8%

	Collateralized Mortgage Obligations — 3.4%
	Fannie Mae REMICS
23	Series 1989-69, Class G	7.60%	10/25/19	23
215	Series 1989-82, Class G	8.40%	11/25/19	220
1,260	Series 1990-109, Class J	7.00%	09/25/20	1,286
573	Series 1992-24, Class Z	6.50%	04/25/22	594
9	Series 1992-44, Class ZQ	8.00%	07/25/22	10
1,649	Series 1993-1, Class KA	7.90%	01/25/23	1,763
1,175	Series 1993-62, Class E	7.00%	04/25/23	1,247
397	Series 1993-119, Class H	6.50%	07/25/23	415
2,778	Series 1993-178, Class PK	6.50%	09/25/23	2,923
2,510	Series 1995-24, Class G	6.50%	04/25/23	2,619
1,818	Series 1999-56, Class Z	7.00%	12/18/29	1,964
33,743	Series 2002-9, Class MS, IO, 1 Mo. LIBOR × -1 + 8.10% (c)	5.88%	03/25/32	5,891
1,485	Series 2002-67, Class PE	5.50%	11/25/32	1,590
4,527	Series 2002-90, Class A1	6.50%	06/25/42	5,030
3,493	Series 2003-14, Class AQ	3.50%	03/25/33	3,475
5,320	Series 2003-41, Class OA	4.00%	05/25/33	5,329
11,668	Series 2004-10, Class ZB	6.00%	02/25/34	13,248
16	Series 2004-76, Class CL	4.00%	10/25/19	16
1,505	Series 2004-92, Class S, IO, 1 Mo. LIBOR × -1 + 6.70% (c)	4.48%	08/25/34	25
37	Series 2005-46, Class LW	5.00%	06/25/20	37
4,541	Series 2005-68, Class BC	5.25%	06/25/35	4,589
901	Series 2005-70, Class KJ	5.50%	09/25/34	901
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fannie Mae REMICS (Continued)
$16,463	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	2.63%	09/25/35	$16,525
65,753	Series 2007-10, Class Z	6.00%	02/25/37	72,064
74,572	Series 2009-78, Class VI, IO	6.00%	02/25/39	758
64,146	Series 2009-86, Class IP, IO	5.50%	10/25/39	12,300
6	Series 2011-38, Class AH	2.75%	05/25/20	6
2,532	Series 2012-35, Class PL	2.00%	11/25/41	2,402
921	Series 2013-14, Class QE	1.75%	03/25/43	840
51,201	Series 2013-31, Class NT	3.00%	04/25/43	49,587
	Fannie Mae REMIC Trust
14,659	Series 2007-W8, Class 1A5 (e)	6.40%	09/25/37	15,451
	Fannie Mae Trust
5,156	Series 2004-W8, Class 3A	7.50%	06/25/44	5,795
	FHLMC - GNMA
325	Series 1993-5, Class HA	7.50%	02/25/23	343
778	Series 1994-27, Class D	7.00%	03/25/24	830
	Freddie Mac REMICS
51	Series 1988-23, Class F	9.60%	04/15/20	52
246	Series 1989-84, Class F	9.20%	10/15/20	251
884	Series 1991-1074, Class I	6.75%	05/15/21	893
1,066	Series 1991-1078, Class GZ	6.50%	05/15/21	1,082
492	Series 1992-1250, Class J	7.00%	05/15/22	500
15,586	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	2.76%	10/15/22	15,727
25,355	Series 1993-1487, Class P, IO, 1 Mo. LIBOR × -1 + 9.50% (c)	7.34%	03/15/23	2,431
4,495	Series 1994-1673, Class FB, 10 Yr. U.S. Treasury Yield Curve - 0.50% (d)	2.33%	02/15/24	4,494
460	Series 1996-1807, Class G	9.00%	10/15/20	478
64	Series 1996-1847, Class LL	7.50%	04/15/26	71
13,679	Series 1998-2033, Class IA, IO	7.00%	02/15/28	1,693
3,464	Series 1999-2130, Class KB	6.38%	03/15/29	3,737
51,916	Series 1999-2174, Class PN	6.00%	07/15/29	55,127
9,924	Series 2001-2277, Class B	7.50%	01/15/31	11,298
216	Series 2003-2559, Class PB	5.50%	08/15/30	218
54,000	Series 2003-2676, Class LL	5.50%	09/15/33	58,456
23,340	Series 2004-2768, Class PW	4.25%	03/15/34	24,493
6,000	Series 2004-2778, Class MM	5.25%	04/15/34	6,470
307	Series 2005-2922, Class QE	5.00%	05/15/34	309
2,266	Series 2005-2958, Class QJ	4.00%	04/15/20	2,267
30,873	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	4.44%	02/15/36	4,579
42,229	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR × -1 + 7.15% (c)	4.99%	08/15/36	6,791
24,160	Series 2006-3237, Class CB	5.50%	07/15/36	25,016
13,338	Series 2010-3758, Class M	4.50%	10/15/38	13,629
6,814	Series 2010-3775, Class KZ	4.00%	08/15/25	6,690
7,335	Series 2012-3994, Class AE	1.63%	02/15/22	7,193
20,603	Series 2013-4178, Class ZN	3.50%	03/15/43	19,167
1,332	Series 2013-4253, Class TD	2.00%	07/15/40	1,328
	Freddie Mac Strips
16,769	Series 1994-169, Class IO, IO	8.50%	03/01/23	1,956
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association
$12,362	Series 1999-30, Class S, IO, 1 Mo. LIBOR × -1 + 8.60% (c)	6.44%	08/16/29	$159
34,644	Series 2002-92, Class PB	5.50%	12/20/32	37,523
8,547	Series 2006-16, Class OP, PO	(f)	03/20/36	7,603
55,000	Series 2007-35, Class NE	6.00%	06/16/37	62,551
6,770	Series 2009-29, Class TA	4.50%	03/16/39	6,913
541	Series 2009-81, Class PA	5.50%	02/16/38	549
4,266	Series 2009-102, Class MA	4.00%	06/16/39	4,304
1,812	Series 2010-121, Class PQ	3.00%	02/20/39	1,807
79,743	Series 2010-164, Class LE	3.00%	10/20/38	79,543
25,704	Series 2011-136, Class GB	2.50%	05/20/40	24,907
27,224	Series 2013-20, Class KI, IO	5.00%	01/20/43	6,070
				738,421
	Pass-through Securities — 2.4%
	Federal Home Loan Mortgage Corporation
16,604	Pool A47829	4.00%	08/01/35	16,841
7,844	Pool C01252	6.50%	11/01/31	8,685
58,122	Pool G01731	6.50%	12/01/29	64,347
32,670	Pool G06358	4.00%	04/01/41	33,295
3,415	Pool O20138	5.00%	11/01/30	3,613
20,638	Pool U90316	4.00%	10/01/42	21,043
	Federal National Mortgage Association
54	Pool 745121	5.50%	12/01/18	54
18,323	Pool 890383	4.00%	01/01/42	18,650
24,519	Pool AA9393	4.50%	07/01/39	25,549
27,738	Pool AD0659	6.00%	02/01/23	28,630
14,878	Pool AE0050	5.50%	12/01/22	15,334
28,252	Pool AL0791	4.00%	02/01/41	28,757
22,617	Pool AS9194	4.50%	12/01/44	23,464
49,273	Pool AU4289	4.00%	09/01/43	50,113
7,436	Pool MA0561	4.00%	11/01/40	7,569
35,463	Pool MA1028	4.00%	04/01/42	36,097
	Government National Mortgage Association
11,063	Pool 3428	5.00%	08/20/33	11,905
16,865	Pool 3500	5.50%	01/20/34	18,177
8,503	Pool 3711	5.50%	05/20/35	9,166
28,617	Pool 667422	5.00%	10/15/39	30,572
11,853	Pool 706201	5.50%	04/20/39	12,829
15,905	Pool 736558	5.00%	02/15/40	16,896
26,456	Pool 759248	4.00%	02/15/41	27,110
19,237	Pool MA3525	5.50%	03/20/46	20,920
				529,616
	Total U.S. Government Agency Mortgage-Backed Securities			1,268,037
	(Cost $1,298,230)
See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 0.1%

	Collateralized Mortgage Obligations — 0.1%
	Credit Suisse First Boston Mortgage Securities Corp.
$402	Series 2004-4, Class 1A3	5.75%	08/25/34	$411
1,960	Series 2004-6, Class 2A1	4.75%	09/25/19	1,951
	MASTR Alternative Loan Trust
1,659	Series 2004-10, Class 2A1	5.50%	10/25/19	1,678
463	Series 2005-1, Class 5A1	5.50%	01/25/20	471
	MASTR Asset Securitization Trust
4,666	Series 2004-1, Class 5A4	5.50%	02/25/34	4,790
	RAAC Trust
720	Series 2005-SP1, Class 2A1	5.25%	09/25/34	724
	Structured Asset Mortgage Investments Trust
8,034	Series 1999-1, Class 2A (g)	6.48%	06/25/29	7,994
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
243	Series 2004-21XS, Class 2A6A (e)	5.24%	12/25/34	243
	Wells Fargo Mortgage Backed-Securities Trust
1,017	Series 2006-17, Class A4	5.50%	11/25/21	1,022
	Total Mortgage-Backed Securities			19,284
	(Cost $19,198)

ASSET-BACKED SECURITIES — 0.0%
	AFC Home Equity Loan Trust
409	Series 1997-4, Class 1A2, 1 Mo. LIBOR + 0.71% (d)	2.77%	12/22/27	397
	Total Asset-Backed Securities			397
	(Cost $391)

U.S. TREASURY BILLS — 0.2%
23,000	U.S. Treasury Bill	(f)	11/08/18	22,950
24,000	U.S. Treasury Bill	(f)	12/13/18	23,897
	Total U.S. Treasury Bills			46,847
	(Cost $46,848)

	Total Investments — 98.3%			21,580,336
	(Cost $20,800,338) (h)
	Net Other Assets and Liabilities — 1.7%			369,605
	Net Assets — 100.0%			$21,949,941

See Notes to Portfolio of Investments

First Trust Multi Income Allocation Portfolio

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

1

(a)	Investment in an affiliated fund.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Zero coupon security.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,168,908 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $388,910. The net unrealized appreciation was $779,998.

ADR	American Depositary Receipt
CAD	Canadian Dollar – Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
IO	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$8,468,932	$8,468,932	$—	$—
Common Stocks*	5,220,140	5,220,140	—	—
Real Estate Investment Trusts*	2,603,913	2,603,913	—	—
Master Limited Partnerships*	2,308,323	2,308,323	—	—
U.S. Government Bonds and Notes	1,644,463	—	1,644,463	—
U.S. Government Agency Mortgage-Backed Securities	1,268,037	—	1,268,037	—
Mortgage-Backed Securities	19,284	—	19,284	—
Asset-Backed Securities	397	—	397	—
U.S. Treasury Bills	46,847	—	46,847	—
Total Investments	$21,580,336	$18,601,308	$2,979,028	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.1%
	Capital Markets – 99.1%
7,563	First Trust BICK Index Fund (a)	$201,705
5,555	First Trust Chindia ETF (a)	191,148
11,842	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	704,717
24,610	First Trust Dow Jones Internet Index Fund (a) (b)	3,483,299
20,024	First Trust Emerging Markets AlphaDEX® Fund (a)	501,802
4,146	First Trust Germany AlphaDEX® Fund (a)	192,457
84,090	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	3,562,893
56,395	First Trust Large Cap Growth AlphaDEX® Fund (a)	3,974,156
84,424	First Trust Mid Cap Growth AlphaDEX® Fund (a)	3,907,143
44,190	First Trust NASDAQ-100- Technology Sector Index Fund (a)	3,506,918
21,915	First Trust NYSE Arca Biotechnology Index Fund (a) (b)	3,473,308
74,652	First Trust Small Cap Growth AlphaDEX® Fund (a)	3,905,793
3,835	First Trust Switzerland AlphaDEX® Fund (a)	194,281
55,915	First Trust Technology AlphaDEX® Fund (a)	3,552,839
22,438	iShares Core U.S. Aggregate Bond ETF	2,367,658
29,492	SPDR Blackstone/GSO Senior Loan ETF	1,396,446
25,612	SPDR Bloomberg Barclays Convertible Securities ETF	1,381,511
38,776	SPDR Bloomberg Barclays High Yield Bond ETF	1,397,875
Shares	Description	Value

	Capital Markets (Continued)
32,209	SPDR Wells Fargo Preferred Stock ETF	$1,373,070
	Total Investments – 99.1%	39,269,019
	(Cost $35,379,510) (c)
	Net Other Assets and Liabilities – 0.9%	344,245
	Net Assets – 100.0%	$39,613,264

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,976,395 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $86,886. The net unrealized appreciation was $3,889,509.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 39,269,019	$ 39,269,019	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Variable Insurance Trust
September 30, 2018 (Unaudited)
1. Organization
First Trust Variable Insurance Trust (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of three series (each a “Fund” and collectively, the “Funds”), First Trust/Dow Jones Dividend & Income Allocation Portfolio (“First Trust Dow Jones”), which commenced investment operations on May 1, 2012, First Trust Multi Income Allocation Portfolio (“First Trust Multi Income”), which commenced investment operations on May 1, 2014, and First Trust Dorsey Wright Tactical Core Portfolio (“First Trust Dorsey Wright”), which commenced investment operations on October 30, 2015.
Each Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund’s shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees (the “Board”), and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships, exchange-traded funds, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
September 30, 2018 (Unaudited)
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Commercial paper, fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
12)	other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
September 30, 2018 (Unaudited)
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
D. Futures Contracts
First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
September 30, 2018 (Unaudited)
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
F. Principal-Only Securities
A principal-only security (“PO Security”) is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.
G. Affiliated Transactions
First Trust Multi Income and First Trust Dorsey Wright invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in First Trust Multi Income at September 30, 2018, and for the fiscal year-to-date period (January 1, 2018, to September 30, 2018) are as follows:
Security Name	Shares at 9/30/2018	Value at 12/31/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2018	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	19,720	$ —	$ 414,550	$ (22,159)	$ (17,204)	$ (901)	$ 374,286	$ 12,852
First Trust Low Duration Opportunities ETF	—	3,668	380,931	(384,518)	7	(88)	—	478
First Trust Preferred Securities and Income ETF	59,570	1,186,193	345,882	(350,897)	(55,207)	11,816	1,137,787	40,291
First Trust Senior Loan Fund	70,030	2,763,251	911,291	(309,239)	7,206	(7,568)	3,364,941	89,157
First Trust Tactical High Yield ETF	27,340	1,179,765	572,801	(418,464)	(922)	(26,601)	1,306,579	58,205
		$5,132,877	$2,625,455	$(1,485,277)	$(66,120)	$(23,342)	$6,183,593	$200,983

Notes to Portfolio of Investments (Continued)
First Trust Variable Insurance Trust
September 30, 2018 (Unaudited)
Amounts relating to these investments in First Trust Dorsey Wright at September 30, 2018, and for the fiscal year-to-date period (January 1, 2018, to September 30, 2018) are as follows:
Security Name	Shares at 9/30/2018	Value at 12/31/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2018	Dividend Income
First Trust BICK Index Fund	7,563	$ 108,141	$ 112,390	$ (2,954)	$ (16,463)	$ 591	$ 201,705	$ 1,537
First Trust Chindia ETF	5,555	108,306	107,208	(3,005)	(22,494)	1,133	191,148	1,379
First Trust Developed Markets ex-US AlphaDEX® Fund	11,842	389,688	346,860	(10,557)	(24,446)	3,172	704,717	6,933
First Trust Dow Jones Internet Index Fund	24,610	2,029,044	1,390,808	(557,862)	389,643	231,666	3,483,299	—
First Trust Emerging Markets AlphaDEX® Fund	20,024	265,731	279,717	(7,295)	(39,088)	2,737	501,802	11,586
First Trust Germany AlphaDEX® Fund	4,146	113,686	96,253	(3,109)	(15,344)	971	192,457	2,486
First Trust Industrials/Producer Durables AlphaDEX® Fund	84,090	2,050,972	1,433,774	(54,914)	120,898	12,163	3,562,893	13,648
First Trust Large Cap Growth AlphaDEX® Fund	56,395	2,242,246	1,502,138	(171,003)	356,488	44,287	3,974,156	6,044
First Trust Mid Cap Core AlphaDEX® Fund	—	2,231,742	827,195	(3,200,436)	(321,927)	463,426	—	9,383
First Trust Mid Cap Growth AlphaDEX® Fund	84,424	—	3,866,326	(122,402)	157,497	5,722	3,907,143	—
First Trust Nasdaq Bank ETF	—	2,026,277	1,579,408	(3,419,538)	(217,162)	31,015	—	27,476
First Trust NASDAQ-100-Technology Sector Index Fund	44,190	2,006,766	1,475,758	(202,921)	152,097	75,218	3,506,918	14,408
First Trust NYSE Arca Biotechnology Index Fund	21,915	—	3,473,527	—	(219)	—	3,473,308	—
First Trust Small Cap Growth AlphaDEX® Fund	74,652	2,165,861	1,660,607	(539,834)	456,284	162,875	3,905,793	1,432
First Trust Switzerland AlphaDEX® Fund	3,835	108,841	95,019	(2,933)	(7,394)	748	194,281	2,718
First Trust Technology AlphaDEX® Fund	55,915	1,906,897	1,334,500	(239,757)	518,722	32,477	3,552,839	1,882
		$17,754,198	$19,581,488	$(8,538,520)	$1,487,092	$1,068,201	$31,352,459	$100,912
3. Derivative Transactions
During the fiscal year-to-date period (January 1, 2018 through September 30, 2018), the notional value of futures contracts opened and closed in First Trust Dow Jones were $58,489,466 and $68,123,576, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Variable Insurance Trust

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:	November 29, 2018